UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
Dec 31
Date of reporting period:
December 31, 2024

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus AlphaSimplex Global Alternatives Fund
Class A / GAFAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class A / GAFAX	$156	1.49%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned 9.49%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 8.63%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at NAV(1)	9.49%	2.08%	1.65%
Virtus AlphaSimplex Global Alternatives Fund (Class A/GAFAX) at POP(2),(3)	3.47%	0.93%	1.08%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Global Alternatives Fund
Class C / GAFCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class C / GAFCX	$234	2.24%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned 8.66%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 8.63%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class C/GAFCX) at NAV(1)and with CDSC(2)	8.66%	1.30%	0.89%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Global Alternatives Fund
Class I / GAFYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class I / GAFYX	$130	1.24%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned 9.67%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 8.63%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class I/GAFYX) at NAV(1)	9.67%	2.34%	1.91%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Global Alternatives Fund
Class R6 / GAFNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Global Alternatives Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Global Alternatives Fund Class R6 / GAFNX	$125	1.19%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned 9.78%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76% and the Barclay Fund of Funds Index, which serves as the style-specific index, returned 8.63%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Barclay Fund of Funds Index is a measure of the average return of all Fund of Funds ("FoFs") in the Barclay database. The index is simply the arithmetic average of the net returns of all the FoFs that have reported that month. Index returns are recalculated by BarclayHedge, Ltd. throughout each month. The fund does not expect to update the index returns provided if subsequent recalculations cause such returns to change. In addition, because of these recalculations, the Barclay Fund of Funds Index returns reported by the fund may differ from the index returns for the same period published by others.
What factors impacted Fund performance over the reporting period?
The Fund is a multi-strategy alternative investment vehicle that seeks to provide capital appreciation consistent with the risk/return characteristics of a diversified portfolio of hedge funds. The secondary goal of the Fund is to achieve these returns with less volatility than major equity indexes. The Fund’s hedge fund replication models use advanced statistical techniques to identify and emulate the liquid market exposures of hedge funds and other liquid alternative strategies. The Fund’s alternative risk premia models use small allocations to historically non-correlated strategies designed to provide diversifying return streams. Over the course of the year, gains came from both the Fund’s hedge fund replication models and alternative risk premia models. These strategies were able to capitalize on the broad market exposures of the hedge fund industry, particularly to equities, as well as some of the opportunistic trading strategies like trend/momentum, event, and structural/flow models. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equities	Positive	Equities drove positive performance over the year as these markets made new highs, with gains from both the hedge fund replication models and the alternative risk premia models.
Fixed income	Negative	Fixed income, particularly within the hedge fund replication models and the trend/momentum category in the alternative risk premia models, detracted from performance as trends shifted over the course of the year.

Currencies	Positive	Currency gains came from the Fund’s alternative risk premia models, particularly within the structural/flow and value categories, as these models benefited from a strengthening U.S. dollar.
Commodities	Positive	Commodity gains came from both the hedge fund replication models and from the trend/momentum category in the alternative risk premia models, particularly due to strong trends in the prices of gold, coffee, and cocoa.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Global Alternatives Fund (Class R6/GAFNX) at NAV(1)	9.78%	2.40%	1.95%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Barclay Fund of Funds Index	8.63%	4.32%	2.86%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$122,201
Total number of portfolio holdings	586
Total advisory fee paid (‘000s)	$1,108
Portfolio turnover rate as of the end of the reporting period	512%
Asset Allocation(1)
U.S. Government Securities		54%
Common Stocks		36%
Banks	3%
Oil, Gas & Consumable Fuels	2%
Financial Services	2%
All other Common Stocks	29%
Short-Term Investment		8%
Master Limited Partnerships and Related Companies		2%
Total		100%
(1)	Percentage of total investments as of December 31, 2024.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class A / AMFAX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class A / AMFAX	$167	1.70%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class A shares at NAV returned (3.44)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (5.74)% and 2.74%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of the index.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at NAV(1)	(3.44)%	6.43%	2.45%
Virtus AlphaSimplex Managed Futures Strategy Fund (Class A/AMFAX) at POP(2),(3)	(8.75)%	5.24%	1.88%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class C / ASFCX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class C / ASFCX	$240	2.45%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class C shares at NAV returned (4.13)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (5.74)% and 2.74%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of the index.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class C/ASFCX) at NAV(1)and with CDSC(2)	(4.13)%	5.65%	1.68%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class I / ASFYX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class I / ASFYX	$143	1.45%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class I shares at NAV returned (3.11)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (5.74)% and 2.74%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of the index.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	10 Years
Virtus AlphaSimplex Managed Futures Strategy Fund (Class I/ASFYX) at NAV(1)	(3.11)%	6.72%	2.71%
FT Wilshire 5000 Index	23.76%	14.10%	12.73%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.32%
SG Trend Index	2.74%	7.77%	3.42%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

Virtus AlphaSimplex Managed Futures Strategy Fund
Class R6 / AMFNX
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures Strategy Fund (“Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures Strategy Fund Class R6 / AMFNX	$131	1.33%
Portfolio Manager Commentary by AlphaSimplex Group, LLC
  For the fiscal year ended December 31, 2024, the Fund’s Class R6 shares at NAV returned (3.00)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 23.76%. The Credit Suisse Managed Futures Liquid Index and the SG Trend Index, which serve as the style specific indexes, returned (5.74)% and 2.74%, respectively.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Credit Suisse Managed Futures Liquid Index seeks to gain broad exposure to the Managed Futures strategy using a pre-defined quantitative methodology to invest in a range of asset classes including: equities, fixed income, commodities, and currencies. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The SG Trend Index is equal-weighted, reconstituted and rebalanced annually, and calculates the net daily rate of return for a pool of Commodity Trading Advisors (CTAs) selected from the larger managers that are open to new investment. AlphaSimplex Group, LLC is part of the index.
What factors impacted Fund performance over the reporting period?
The Fund pursues an absolute return strategy that seeks to provide long-term capital appreciation. The Fund’s strategy uses a pure trend-following approach that seeks to take advantage of momentum in a range of liquid futures and forward contracts across global equity, fixed income, currency, and commodity markets. Despite a stellar year for equity markets, other asset classes zigged and zagged over the 12-month period, leading to difficulties for trend followers. The Fund’s losses were driven by fixed income and currencies, while equities and (to a lesser extent) commodities contributed positively to performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Equity markets	Positive	As equity markets rallied during the fiscal year, the Fund saw gains from long positions in international developed markets and some U.S. markets, especially the S&P 500® Index, the Nasdaq-100® Index, and the EURO STOXX 50® Index. As some markets shifted during the year, the Fund also had losses from long positions in the Russell 2000® Index and the MSCI Emerging Markets Index.

Fixed income	Negative	Losses came primarily from long positions in fixed income, particularly from international developed market bonds. The largest losses came from French and German bonds. Short positions in some international developed markets, particularly in Australia, also detracted across the year as trends shifted.

Currencies	Negative	Long positions in foreign currencies while being short the U.S. dollar also detracted from performance, with the largest losses coming from the New Zealand dollar, Swiss franc, and British pound. As the U.S. dollar strengthened, the Fund had some gains from short positions in foreign currencies such as the Japanese yen and Canadian dollar.

Commodities	Mixed	Commodities were more mixed. The Fund gained from long positions in gold, cocoa, and coffee, as well as from short positions in soybeans and corn. These gains outweighed losses from energies, base metals, and silver as trends in these markets whipsawed over the course of the 12-month period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (May 1, 2017). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index and style-specific index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 12/31/24	1 Year	5 Years	Since Inception
Virtus AlphaSimplex Managed Futures Strategy Fund (Class R6/AMFNX) at NAV(1)	(3.00)%	6.84%	4.62%
FT Wilshire 5000 Index	23.76%	14.10%	13.90%
Credit Suisse Managed Futures Liquid Index	(5.74)%	3.46%	1.46%
SG Trend Index	2.74%	7.77%	5.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of December 31, 2024)
Fund net assets (‘000s)	$1,890,534
Total number of portfolio holdings	132
Number of Long Positions	84
Number of Short Positions	48
Total advisory fee paid (‘000s)	$25,060
Portfolio turnover rate as of the end of the reporting period	—%
ASSET CLASS ALLOCATION(1)
Certificates of Deposits	71%
U.S. Government Securities	29%
Total	100%
(1)	Percentage of total investments as of December 31, 2024.
% RISK ALLOCATION (includes futures contracts)
Commodities	21
Currencies	27
Equities	29
Fixed Income	23
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics).

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that Donald C. Burke and Brian T. Zino each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $65,800 for 2024 and $70,000 for 2023.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $3,066 for 2024 and $0 for 2023. Such audit-related fees include out of pocket expenses and fees related to a new fund launch.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $33,988 for 2024 and $12,564 for 2023.

“Tax Fees” are primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $2,500 for 2024 and $0 for 2023.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Alternative Solutions Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $39,544 for 2024 and $12,564 for 2023.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Refer to Item 7a.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST

December 31, 2024
Virtus AlphaSimplex Global Alternatives Fund
Virtus AlphaSimplex Managed Futures Strategy Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited)
December 31, 2024
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Deutsche Boerse AG German Stock Index (“DAX”)
The DAX is a total return index of 40 selected German blue chip stocks traded on the Frankfurt Stock Exchange. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Euro Interbank Offered Rate (“EURIBOR”)
The EURIBOR is the basic rate of interest used in lending between banks on the European Union interbank market and also used as a reference for setting the interest rate on other loans.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Hang Seng China Enterprises Index (“HSCEI”)
The HSCEI is a market capitalisation-weighted stock index which is compiled and calculated by Hang Seng Indexes Company Limited. The HSCEI serves as a benchmark that reflects the overall performance of mainland China securities listed in Hong Kong. The index is unmanaged, its returns do not reflect any fees, expenses or sales charges, and it is not available for direct investment.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sterling Overnight Index Average (SONIA)
The Sterling Overnight Index Average is the effective overnight interest rate paid by banks for unsecured transactions in the British sterling market. It is used for overnight funding for trades that occur in off-hours and represents the depth of overnight business in the marketplace.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
December 31, 2024
Tokyo Stock Price Index (TOPIX)
The Tokyo Stock Price Index is a free-float adjusted market capitalization weighted index comprised of domestic common stocks listed on the Tokyo Stock Exchange.
U.S. Federal Funds (USFF)
The U.S. Federal Funds rate is calculated as the effective median interest rate of overnight federal funds transactions during the previous business day.

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—29.5%
Aerospace & Defense—0.5%
AeroVironment, Inc.(1)	206	$ 32
Axon Enterprise, Inc.(1)	122	73
General Dynamics Corp.	165	43
Howmet Aerospace, Inc.	1,004	110
Lockheed Martin Corp.	319	155
RTX Corp.	873	101
Teledyne Technologies, Inc.(1)	123	57
		571

Air Freight & Logistics—0.0%
Expeditors International of Washington, Inc.	468	52
Automobile Components—0.4%
Garrett Motion, Inc.(1)	33,404	302
Gentex Corp.	2,071	59
Goodyear Tire & Rubber Co. (The)(1)	5,264	47
Modine Manufacturing Co.(1)	362	42
		450

Automobiles—0.1%
Ferrari N.V.	138	59
Banks—2.5%
Amalgamated Financial Corp.	1,403	47
Bank of America Corp.	1,161	51
Brookline Bancorp, Inc.	14,242	168
Central Pacific Financial Corp.	1,674	49
Coastal Financial Corp.(1)	689	58
Community Trust Bancorp, Inc.	651	34
CrossFirst Bankshares, Inc.(1)	9,834	149
Dime Community Bancshares, Inc.	1,486	46
First Bancshares, Inc. (The)	2,589	91
Firstsun Capital Bancorp(1)	2,566	103
Flagstar Financial, Inc.	9,836	92
German American Bancorp, Inc.	1,257	50
Hanmi Financial Corp.	1,306	31
Heartland Financial USA, Inc.	8,805	540
Hingham Institution For SVGS	187	47
Independent Bank Corp.	1,454	51
JPMorgan Chase & Co.	849	203
Kearny Financial Corp.	28,363	201
Nicolet Bankshares, Inc.	142	15
Northeast Bank	498	46
Northwest Bancshares, Inc.	18,102	239
NU Holdings Ltd. Class A(1)	4,422	46
Orrstown Financial Services, Inc.	1,270	46
Premier Financial Corp.	3,457	88
QCR Holdings, Inc.	602	48
S&T Bancorp, Inc.	1,252	48
Sandy Spring Bancorp, Inc.	10,818	365
Third Coast Bancshares, Inc.(1)	1,000	34
Tompkins Financial Corp.	570	39
Univest Financial Corp.	1,700	50
		3,075

Beverages—0.5%
Coca-Cola Co. (The)	1,598	99
Coca-Cola Consolidated, Inc.	120	151
	Shares	Value

Beverages—continued
Coca-Cola Europacific Partners plc	778	$ 60
Constellation Brands, Inc. Class A	666	147
Keurig Dr Pepper, Inc.	924	30
Monster Beverage Corp.(1)	1,476	78
PepsiCo, Inc.	386	59
		624

Biotechnology—1.1%
AbbVie, Inc.	96	17
ACADIA Pharmaceuticals, Inc.(1)	4,430	81
Agios Pharmaceuticals, Inc.(1)	801	26
Akero Therapeutics, Inc.(1)	1,539	43
Alnylam Pharmaceuticals, Inc.(1)	243	57
Arcellx, Inc.(1)	545	42
Avidity Biosciences, Inc.(1)	1,771	51
Crinetics Pharmaceuticals, Inc.(1)	762	39
Cytokinetics, Inc.(1)	1,069	50
ImmunityBio, Inc.(1)	26,875	69
Incyte Corp.(1)	1,036	72
Insmed, Inc.(1)	746	51
Keros Therapeutics, Inc.(1)	692	11
Kiniksa Pharmaceuticals International plc Class A(1)	1,748	35
Krystal Biotech, Inc.(1)	309	48
Kymera Therapeutics, Inc.(1)	966	39
Madrigal Pharmaceuticals, Inc.(1)	195	60
Merus N.V.(1)	1,071	45
Moderna, Inc.(1)	4,386	182
Natera, Inc.(1)	285	45
Protagonist Therapeutics, Inc.(1)	1,068	41
REVOLUTION Medicines, Inc.(1)	790	35
Rocket Pharmaceuticals, Inc.(1)	4,185	53
Summit Therapeutics, Inc.(1)	3,349	60
Tyra Biosciences, Inc.(1)	1,052	15
Vaxcyte, Inc.(1)	478	39
		1,306

Broadline Retail—0.1%
Amazon.com, Inc.(1)	673	148
MercadoLibre, Inc.(1)	6	10
		158

Building Products—0.6%
Allegion plc	1,153	151
Apogee Enterprises, Inc.	411	29
Carlisle Cos., Inc.	237	87
Carrier Global Corp.	710	48
CSW Industrials, Inc.	150	53
Janus International Group, Inc.(1)	9,487	70
Masco Corp.	1,308	95
Tecnoglass, Inc.	761	60
Trane Technologies plc	194	72
		665

Capital Markets—1.3%
Brightsphere Investment Group, Inc.	1,442	38
Broadridge Financial Solutions, Inc.	722	163
Brookfield Corp.	1,070	61
Cboe Global Markets, Inc.	781	153
CME Group, Inc. Class A	257	60
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Capital Markets—continued
Goldman Sachs Group, Inc. (The)	123	$ 70
Golub Capital BDC, Inc.	3,520	53
Interactive Brokers Group, Inc. Class A	380	67
Intercontinental Exchange, Inc.	318	47
Invesco Ltd.	3,880	68
Janus Henderson Group plc	1,995	85
Main Street Capital Corp.	2,041	120
MarketAxess Holdings, Inc.	388	88
Morningstar, Inc.	350	118
Piper Sandler Cos.	196	59
Robinhood Markets, Inc. Class A(1)	969	36
S&P Global, Inc.	209	104
StepStone Group, Inc. Class A	1,035	60
Victory Capital Holdings, Inc. Class A	1,065	70
Virtu Financial, Inc. Class A	1,940	69
		1,589

Chemicals—0.5%
Air Products & Chemicals, Inc.	192	56
Cabot Corp.	975	89
Ecolab, Inc.	199	47
Hawkins, Inc.	516	63
HB Fuller Co.	3,287	222
International Flavors & Fragrances, Inc.	717	61
Linde plc	34	14
Sherwin-Williams Co. (The)	142	48
		600

Commercial Services & Supplies—0.4%
CECO Environmental Corp.(1)	1,125	34
Cintas Corp.	1,032	189
Ennis, Inc.	2,173	46
Interface, Inc. Class A	1,130	27
Republic Services, Inc. Class A	393	79
Vestis Corp.	5,434	83
Waste Management, Inc.	308	62
		520

Communications Equipment—0.2%
Cisco Systems, Inc.	1,009	60
Motorola Solutions, Inc.	231	107
NETGEAR, Inc.(1)	1,019	28
Ubiquiti, Inc.	120	40
ViaSat, Inc.(1)	2,988	25
		260

Construction & Engineering—0.6%
AECOM	465	50
Argan, Inc.	257	35
Comfort Systems USA, Inc.	224	95
Construction Partners, Inc. Class A(1)	394	35
EMCOR Group, Inc.	505	229
IES Holdings, Inc.(1)	162	33
Limbach Holdings, Inc.(1)	498	43
MasTec, Inc.(1)	693	94
Primoris Services Corp.	727	55
	Shares	Value

Construction & Engineering—continued
Sterling Infrastructure, Inc.(1)	277	$ 47
		716

Construction Materials—0.2%
Eagle Materials, Inc.	360	89
Martin Marietta Materials, Inc.	100	51
Vulcan Materials Co.	466	120
		260

Consumer Finance—0.3%
Bread Financial Holdings, Inc.	1,737	106
Enova International, Inc.(1)	670	64
LendingTree, Inc.(1)	101	4
Nelnet, Inc. Class A	1,032	110
PRA Group, Inc.(1)	996	21
		305

Consumer Staples Distribution & Retail—0.6%
Chefs’ Warehouse, Inc. (The)(1)	1,204	59
Costco Wholesale Corp.	115	105
Kroger Co. (The)	843	52
Natural Grocers by Vitamin Cottage, Inc.	426	17
Sprouts Farmers Market, Inc.(1)	825	105
Sysco Corp.	285	22
U.S. Foods Holding Corp.(1)	1,095	74
Walgreens Boots Alliance, Inc.	7,468	70
Walmart, Inc.	2,185	197
		701

Containers & Packaging—0.1%
AptarGroup, Inc.	662	104
Crown Holdings, Inc.	799	66
		170

Distributors—0.1%
Genuine Parts Co.	407	47
LKQ Corp.	1,328	49
		96

Diversified Consumer Services—0.3%
Carriage Services, Inc. Class A	915	37
Coursera, Inc.(1)	12,162	103
Perdoceo Education Corp.	1,596	42
Rollins, Inc.	1,946	90
Service Corp. International	692	55
Universal Technical Institute, Inc.(1)	1,426	37
		364

Diversified REITs—0.2%
American Homes 4 Rent Class A	1,388	52
AvalonBay Communities, Inc.	242	53
CTO Realty Growth, Inc.	5,282	104
Realty Income Corp.	474	26
		235

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Diversified Telecommunication Services—0.3%
Bandwidth, Inc. Class A(1)	1,411	$ 24
Frontier Communications Parent, Inc.(1)	1,959	68
IDT Corp. Class B	809	39
Verizon Communications, Inc.	5,153	206
		337

Electric Utilities—0.4%
Alliant Energy Corp.	335	20
American Electric Power Co., Inc.	190	17
Duke Energy Corp.	198	21
Entergy Corp.	378	29
Evergy, Inc.	346	21
Exelon Corp.	474	18
FirstEnergy Corp.	408	16
IDACORP, Inc.	247	27
NRG Energy, Inc.	1,674	151
OGE Energy Corp.	838	35
Pinnacle West Capital Corp.	216	18
PPL Corp.	2,428	79
Southern Co. (The)	244	20
		472

Electrical Equipment—0.4%
AMETEK, Inc.	670	121
Array Technologies, Inc.(1)	3,210	19
Eaton Corp. plc	212	70
GE Vernova, Inc.	151	50
NEXTracker, Inc. Class A(1)	1,803	66
Plug Power, Inc.(1)	30,376	65
Shoals Technologies Group, Inc. Class A(1)	5,344	30
Vertiv Holdings Co. Class A	251	28
		449

Electronic Equipment, Instruments & Components—0.6%
Advanced Energy Industries, Inc.	552	64
Benchmark Electronics, Inc.	754	34
CDW Corp.	449	78
Climb Global Solutions, Inc.	273	35
Coherent Corp.(1)	273	26
Flex Ltd.(1)	1,614	62
Insight Enterprises, Inc.(1)	368	56
ScanSource, Inc.(1)	1,056	50
TD SYNNEX Corp.	2,135	250
Trimble, Inc.(1)	1,210	86
		741

Energy Equipment & Services—0.2%
Baker Hughes Co. Class A	996	41
Schlumberger N.V.	1,754	67
Solaris Energy Infrastructure, Inc. Class A	562	16
TechnipFMC plc	1,970	57
		181

Entertainment—0.2%
Electronic Arts, Inc.	746	109
IMAX Corp.(1)	1,610	41
Marcus Corp. (The)	1,687	36
Spotify Technology S.A.(1)	26	12
	Shares	Value

Entertainment—continued
TKO Group Holdings, Inc. Class A(1)	408	$ 58
Walt Disney Co. (The)	156	18
		274

Financial Services—1.4%
Acacia Research Corp.(1)	14,877	65
A-Mark Precious Metals, Inc.	928	25
Banco Latinoamericano de Comercio Exterior S.A. Class E	6,768	241
Corpay, Inc.(1)	322	109
Enact Holdings, Inc.	3,070	99
Equitable Holdings, Inc.	1,474	70
Euronet Worldwide, Inc.(1)	1,160	119
Fidelity National Information Services, Inc.	879	71
Fiserv, Inc.(1)	250	51
Jackson Financial, Inc. Class A	506	44
Marqeta, Inc. Class A(1)	19,382	74
Mastercard, Inc. Class A	213	112
MGIC Investment Corp.	3,827	91
Pagseguro Digital Ltd. Class A(1)	18,926	119
Paymentus Holdings, Inc. Class A(1)	832	27
Paysafe Ltd.(1)	1,816	31
Toast, Inc. Class A(1)	2,693	98
Visa, Inc. Class A	864	273
		1,719

Food Products—0.6%
Cal-Maine Foods, Inc.	600	62
Conagra Brands, Inc.	689	19
Flowers Foods, Inc.	1,004	21
Fresh Del Monte Produce, Inc.	1,677	56
Freshpet, Inc.(1)	331	49
General Mills, Inc.	347	22
Hershey Co. (The)	706	119
Ingredion, Inc.	362	50
Lamb Weston Holdings, Inc.	865	58
Pilgrim’s Pride Corp.(1)	1,996	90
Post Holdings, Inc.(1)	225	26
TreeHouse Foods, Inc.(1)	2,181	76
Vital Farms, Inc.(1)	762	29
		677

Gas Utilities—0.2%
Atmos Energy Corp.	518	72
MDU Resources Group, Inc.	3,470	63
New Jersey Resources Corp.	462	22
Southwest Gas Holdings, Inc.	1,152	81
		238

Ground Transportation—0.2%
Hertz Global Holdings, Inc.(1)	19,382	71
Old Dominion Freight Line, Inc.	445	79
Union Pacific Corp.	651	148
		298

Ground Transportation—0.0%
Avis Budget Group, Inc.(1)	248	20

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Health Care REITs—0.4%
Community Healthcare Trust, Inc.	7,100	$ 136
Healthpeak Properties, Inc.	11,814	240
LTC Properties, Inc.	1,479	51
		427

Healthcare Equipment & Supplies—0.6%
Abbott Laboratories	403	46
Alphatec Holdings, Inc.(1)	7,748	71
Artivion, Inc.(1)	1,790	51
BioLife Solutions, Inc.(1)	978	25
Boston Scientific Corp.(1)	1,428	127
Glaukos Corp.(1)	344	52
Hologic, Inc.(1)	647	47
ICU Medical, Inc.(1)	393	61
Mesa Laboratories, Inc.	293	39
Solventum Corp.(1)	1,011	67
STAAR Surgical Co.(1)	927	22
Stryker Corp.	131	47
Zimmer Biomet Holdings, Inc.	474	50
		705

Healthcare Providers & Services—0.5%
Cencora, Inc.	443	99
Chemed Corp.	219	116
CorVel Corp.(1)	870	97
CVS Health Corp.	1,227	55
DaVita, Inc.(1)	298	45
HCA Healthcare, Inc.	240	72
McKesson Corp.	99	56
Pennant Group, Inc. (The)(1)	1,102	29
RadNet, Inc.(1)	543	38
Tenet Healthcare Corp.(1)	347	44
		651

Healthcare Technology—0.1%
HealthStream, Inc.	1,727	55
Teladoc Health, Inc.(1)	7,586	69
		124

Hotels, Restaurants & Leisure—0.6%
Brinker International, Inc.(1)	428	57
Cava Group, Inc.(1)	704	79
Chipotle Mexican Grill, Inc. Class A(1)	253	15
Expedia Group, Inc.(1)	59	11
Hilton Worldwide Holdings, Inc.	337	83
Krispy Kreme, Inc.	15,046	149
McDonald’s Corp.	245	71
MGM Resorts International(1)	338	12
Planet Fitness, Inc. Class A(1)	723	71
Shake Shack, Inc. Class A(1)	400	52
Wendy’s Co. (The)	4,662	76
Wingstop, Inc.	122	35
Yum! Brands, Inc.	363	49
		760

Household Durables—0.7%
DR Horton, Inc.	349	49
Garmin Ltd.	255	52
	Shares	Value

Household Durables—continued
Installed Building Products, Inc.	506	$ 89
KB Home	3,230	212
Leggett & Platt, Inc.	11,534	111
Lennar Corp. Class A	1,728	235
SharkNinja, Inc.(1)	788	77
TopBuild Corp.(1)	243	76
		901

Household Products—0.3%
Church & Dwight Co., Inc.	255	27
Colgate-Palmolive Co.	1,224	111
Kimberly-Clark Corp.	139	18
Procter & Gamble Co. (The)	1,056	177
WD-40 Co.	347	84
		417

Independent Power and Renewable Electricity Producers—0.4%
NextEra Energy Partners LP	13,768	245
Sunnova Energy International, Inc.(1)	19,699	68
Talen Energy Corp.(1)	485	98
Vistra Corp.	345	47
		458

Industrial Conglomerates—0.2%
3M Co.	371	48
General Electric Co.	808	135
Honeywell International, Inc.	381	86
		269

Industrial REITs—0.0%
First Industrial Realty Trust, Inc.	1,021	51
Insurance—1.0%
Aflac, Inc.	474	49
Aon plc Class A	81	29
Brown & Brown, Inc.	181	18
Chubb Ltd.	237	66
CNA Financial Corp.	7,609	368
Erie Indemnity Co. Class A	101	42
Gallagher (Arthur J.) & Co.	75	21
Hartford Financial Services Group, Inc. (The)	208	23
HCI Group, Inc.	228	27
International General Insurance Holdings Ltd.	1,454	35
Kinsale Capital Group, Inc.	213	99
Loews Corp.	243	21
Markel Group, Inc.(1)	35	60
Marsh & McLennan Cos., Inc.	801	170
Mercury General Corp.	848	56
Old Republic International Corp.	716	26
Palomar Holdings, Inc.(1)	415	44
Progressive Corp. (The)	289	69
Skyward Specialty Insurance Group, Inc.(1)	586	30
Willis Towers Watson plc	62	19
		1,272

Interactive Media & Services—0.4%
Alphabet, Inc. Class A	438	83
Bumble, Inc. Class A(1)	6,686	54

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Interactive Media & Services—continued
Match Group, Inc.(1)	2,014	$ 66
Meta Platforms, Inc. Class A	138	81
Pinterest, Inc. Class A(1)	2,379	69
QuinStreet, Inc.(1)	1,499	35
ZoomInfo Technologies, Inc. Class A(1)	5,953	62
		450

IT Services—0.4%
Accenture plc Class A	95	34
Amdocs Ltd.	1,199	102
GoDaddy, Inc. Class A(1)	518	102
StoneCo Ltd. Class A(1)	6,325	50
Twilio, Inc. Class A(1)	595	64
VeriSign, Inc.(1)	292	61
Wix.com Ltd.(1)	306	66
		479

Leisure Products—0.1%
Sturm Ruger & Co., Inc.	1,332	47
Topgolf Callaway Brands Corp.(1)	12,738	100
		147

Life Sciences Tools & Services—0.4%
Fortrea Holdings, Inc.(1)	3,356	63
Illumina, Inc.(1)	2,444	327
QIAGEN N.V.(1)	1,268	56
Sotera Health Co.(1)	5,113	70
		516

Machinery—1.1%
Alamo Group, Inc.	1,940	361
Allison Transmission Holdings, Inc.	1,385	150
Atmus Filtration Technologies, Inc.	1,566	61
Blue Bird Corp.(1)	836	32
Caterpillar, Inc.	190	69
Deere & Co.	105	44
Donaldson Co., Inc.	2,134	144
Hyster-Yale, Inc.	685	35
Illinois Tool Works, Inc.	417	106
Kornit Digital Ltd.(1)	953	29
Lincoln Electric Holdings, Inc.	520	97
Miller Industries, Inc.	718	47
Mueller Industries, Inc.	618	49
Otis Worldwide Corp.	591	55
REV Group, Inc.	1,042	33
Westinghouse Air Brake Technologies Corp.	246	47
		1,359

Marine Transportation—0.1%
Global Ship Lease, Inc. Class A	2,552	56
Kirby Corp.(1)	512	54
Matson, Inc.	301	40
		150

Media—0.3%
Interpublic Group of Cos., Inc. (The)	11,014	309
	Shares	Value

Media—continued
New York Times Co. (The) Class A	912	$ 47
		356

Metals & Mining—0.2%
Agnico Eagle Mines Ltd.	611	48
Carpenter Technology Corp.	365	62
Cleveland-Cliffs, Inc.(1)	3,256	30
Freeport-McMoRan, Inc.	1,207	46
Kinross Gold Corp.	4,746	44
Southern Copper Corp.	601	55
		285

Mortgage Real Estate Investment Trusts (REITs)—0.0%
Rithm Capital Corp.	4,530	49
Multi-Utilities—0.2%
Ameren Corp.	217	19
CenterPoint Energy, Inc.	812	26
CMS Energy Corp.	338	23
Consolidated Edison, Inc.	840	75
DTE Energy Co.	194	23
NiSource, Inc.	592	22
Northwestern Energy Group, Inc.	545	29
Public Service Enterprise Group, Inc.	231	20
Sempra	240	21
WEC Energy Group, Inc.	205	19
		277

Oil, Gas & Consumable Fuels—1.6%
Antero Midstream Corp.	15,506	234
Chevron Corp.	235	34
CVR Energy, Inc.	4,378	82
Dorchester Minerals LP	6,992	233
Dorian LPG Ltd.	18,184	443
DT Midstream, Inc.	468	47
Excelerate Energy, Inc. Class A	1,214	37
Expand Energy Corp.	875	87
Exxon Mobil Corp.	574	62
Kinder Morgan, Inc.	826	23
Kosmos Energy Ltd.(1)	23,097	79
Marathon Petroleum Corp.	317	44
Phillips 66	382	43
Plains GP Holdings LP Class A(1)	12,997	239
Talos Energy, Inc.(1)	12,080	117
Targa Resources Corp.	353	63
Texas Pacific Land Corp.	60	66
Viper Energy, Inc. Class A	1,138	56
		1,989

Paper & Forest Products—0.0%
Sylvamo Corp.	559	44
Passenger Airlines—0.1%
SkyWest, Inc.(1)	607	61
Southwest Airlines Co.	621	21
		82

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Personal Care Products—0.1%
Coty, Inc. Class A(1)	11,671	$ 81
Herbalife Ltd.(1)	13,709	92
		173

Pharmaceuticals—0.3%
Axsome Therapeutics, Inc.(1)	650	55
Bausch Health Cos., Inc.(1)	2,425	19
Collegium Pharmaceutical, Inc.(1)	961	27
Corcept Therapeutics, Inc.(1)	899	45
Eli Lilly & Co.	54	42
Enliven Therapeutics, Inc.(1)	1,052	24
Johnson & Johnson	530	77
Merck & Co., Inc.	451	45
		334

Professional Services—0.7%
Alight, Inc. Class A	9,617	66
Automatic Data Processing, Inc.	75	22
CACI International, Inc. Class A(1)	113	46
Clarivate plc(1)	14,203	72
Concentrix Corp.	3,620	157
CRA International, Inc.	293	55
Fair Isaac Corp.(1)	24	48
Heidrick & Struggles International, Inc.	1,021	45
Leidos Holdings, Inc.	358	51
Paychex, Inc.	1,010	142
Thomson Reuters Corp.	17	3
Verisk Analytics, Inc. Class A	216	59
Willdan Group, Inc.(1)	724	28
		794

Retail REITs—0.1%
Agree Realty Corp.	1,067	75
NNN REIT, Inc.	466	19
		94

Semiconductors & Semiconductor Equipment—0.4%
Broadcom, Inc.	1,823	422
CEVA, Inc.(1)	478	15
Impinj, Inc.(1)	184	27
indie Semiconductor, Inc. Class A(1)	16,356	66
Intel Corp.	489	10
		540

Software—0.9%
ACI Worldwide, Inc.(1)	1,221	64
Autodesk, Inc.(1)	198	59
Cellebrite DI Ltd.(1)	2,601	57
Check Point Software Technologies Ltd.(1)	284	53
Daily Journal Corp.(1)	98	56
Dolby Laboratories, Inc. Class A	756	59
Gen Digital, Inc.	2,675	73
Guidewire Software, Inc.(1)	321	54
Klaviyo, Inc. Class A(1)	832	34
OneSpan, Inc.(1)	9,866	183
Pagaya Technologies Ltd. Class A(1)	7,222	67
Pegasystems, Inc.	414	39
Q2 Holdings, Inc.(1)	420	42
	Shares	Value

Software—continued
Rapid7, Inc.(1)	555	$ 22
Red Violet, Inc.(1)	3,290	119
Roper Technologies, Inc.	205	107
Salesforce, Inc.	186	62
		1,150

Specialized REITs—0.1%
Four Corners Property Trust, Inc.	666	18
Iron Mountain, Inc.	547	57
Outfront Media, Inc.	498	9
VICI Properties, Inc. Class A	844	25
		109

Specialty Retail—0.5%
Build-A-Bear Workshop, Inc. Class A	666	31
Burlington Stores, Inc.(1)	166	47
Dick’s Sporting Goods, Inc.	239	55
Home Depot, Inc. (The)	240	93
Lowe’s Cos., Inc.	132	33
O’Reilly Automotive, Inc.(1)	43	51
Ross Stores, Inc.	358	54
Shoe Carnival, Inc.	1,149	38
TJX Cos., Inc. (The)	883	107
Tractor Supply Co.	1,740	92
Williams-Sonoma, Inc.	272	50
		651

Technology Hardware, Storage & Peripherals—0.2%
Apple, Inc.	229	57
Western Digital Corp.(1)	963	58
Xerox Holdings Corp.	8,939	75
		190

Textiles, Apparel & Luxury Goods—0.4%
Deckers Outdoor Corp.(1)	518	105
Levi Strauss & Co. Class A	14,546	252
NIKE, Inc. Class B	862	65
		422

Tobacco—0.3%
Philip Morris International, Inc.	254	31
Turning Point Brands, Inc.	781	47
Universal Corp.	4,106	225
		303

Trading Companies & Distributors—0.5%
DXP Enterprises, Inc.(1)	484	40
Fastenal Co.	2,815	202
FTAI Aviation Ltd.	691	100
Transcat, Inc.(1)	148	16
United Rentals, Inc.	254	179
W.W. Grainger, Inc.	90	95
Willis Lease Finance Corp.	156	32
		664

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value

Wireless Telecommunication Services—0.2%
Millicom International Cellular S.A.(1)	4,742	$ 119
T-Mobile US, Inc.	528	116
		235

Total Common Stocks (Identified Cost $34,839)		36,059

Master Limited Partnerships and Related Companies—1.8%
Diversified—0.7%
Alliance Resource Partners LP	6,139	161
CVR Partners LP	3,843	292
Energy Transfer LP	2,669	52
Enterprise Products Partners LP	9,329	293
MPLX LP	2,209	106
		904

Downstream/Other—0.3%
Global Partners LP	2,157	100
USA Compression Partners LP	10,801	255
		355

Dry Bulk Shipping—0.0%
Navios Maritime Partners LP	823	36
Electric, LDC & Power—0.2%
Suburban Propane Partners LP	13,924	239
Gathering/Processing—0.3%
EnLink Midstream LLC(1)	22,238	315
Petroleum Transportation & Storage—0.2%
Genesis Energy LP	2,940	30
Plains All American Pipeline LP	13,963	238
		268

Thermal Coal—0.1%
Natural Resource Partners LP	498	55
Total Master Limited Partnerships and Related Companies (Identified Cost $2,198)		2,172

Total Long-Term Investments—31.3% (Identified Cost $37,037)		38,231

Short-Term Investments—51.6%
Money Market Mutual Fund—6.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(2)	7,773,102	7,773
Total Money Market Mutual Fund (Identified Cost $7,773)		7,773

	Par Value	Value
U.S. Government Securities—45.2%
U.S. Treasury Bills
0.000%, 1/2/25(3)	$ 3,500	$ 3,500
0.000%, 1/7/25(3)	8,000	7,995
0.000%, 1/14/25(3)	6,000	5,992
0.000%, 1/21/25(3)	5,000	4,989
0.000%, 1/23/25(3)	10,000	9,975
0.000%, 2/11/25(3)	10,000	9,954
0.000%, 2/25/25(3)	2,500	2,484
0.000%, 3/27/25(3)	4,000	3,961
0.000%, 4/22/25(3)	4,000	3,949
0.000%, 4/29/25(3)	2,500	2,466
Total U.S. Government Securities (Identified Cost $55,256)		55,265

Total Short-Term Investments (Identified Cost $63,029)		63,038

TOTAL INVESTMENTS—82.9% (Identified Cost $100,066)		$101,269
Other assets and liabilities, net—17.1%		20,932
NET ASSETS—100.0%		$122,201

Abbreviations:
BDC	Business Development Companies
BTP	Italian Buonie
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
LLC	Limited Liability Company
LME	London Metal Exchange
LP	Limited Partnership
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
PLC	Public Limited Company
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Counterparties:
MS	Morgan Stanley Capital Services LLC

Foreign Currencies:
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand
Exchange-traded futures contracts as of December 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China A50 Future	January 2025	209	$2,814	$—	$(15)
FTSE Taiwan Index Future	January 2025	3	230	—	(3)
Hang Seng Index Future	January 2025	5	647	8	—
HSCEI Index Future	January 2025	47	2,202	39	—
IBEX 35 Index Future	January 2025	2	240	—	(2)
MSCI Singapore IX ETS Future	January 2025	17	465	—(1)	—
Brazil Real Future	February 2025	13	207	—	(2)
Gold Future	February 2025	14	3,697	—(1)	—
Live Cattle Future	February 2025	18	1,380	18	—
Low Sulphur Gas Oil Future	February 2025	4	277	7	—
WTI Crude Future	February 2025	12	861	24	—
10 Year Canadian Bond Future	March 2025	94	8,018	19	—
10 Year Euro-Bund Future	March 2025	62	8,570	—	(41)
10 Year U.K. Gilt Future	March 2025	19	2,198	—	(42)
10 Year U.S. Ultra Future	March 2025	26	2,894	—	(43)
30 Year Euro-BUXL Bond Future	March 2025	1	137	—	(9)
3-Month EURIBOR Future	March 2025	11	2,784	—	(2)
Australian Dollar Future	March 2025	61	3,776	—	(87)
Brent Crude Future	March 2025	24	1,791	41	—
Cocoa Future	March 2025	3	350	148	—
Coffee ’C’ Future	March 2025	3	360	72	—
Copper Future	March 2025	13	1,309	—	(43)
Dollar Index Future	March 2025	24	2,599	59	—
Euro STOXX 50® Index Future	March 2025	36	1,820	—	(34)
Euro-BTP Future	March 2025	9	1,001	—	(5)
Euro-BTP Future	March 2025	61	7,581	—	(47)
FTSE 100 Index Future	March 2025	5	512	—	(8)
FTSE/JSE Top 40 Future	March 2025	4	162	—	(6)
FTSE/MIB Index Future	March 2025	1	178	—	(2)
Japanese Yen Future	March 2025	12	961	1	—
LME Aluminium Future	March 2025	20	1,293	—	(15)
LME Zinc Future	March 2025	6	443	4	—
MSCI EAFE® Index Future	March 2025	30	3,401	—	(140)
MSCI Emerging Markets Index Future	March 2025	104	5,584	—	(216)
Nasdaq 100® E-Mini Index Future	March 2025	9	3,821	—	(126)
Natural Gas Future	March 2025	9	279	—	(4)
Russell 2000® E-Mini Index Future	March 2025	16	1,800	3	—
S&P 500® E-Mini Index Future	March 2025	26	7,716	—	(228)
S&P Mid 400® E-Mini Index Future	March 2025	19	5,979	—	(303)
S&P/TSX 60 Index Future	March 2025	3	620	—	(15)
Silver Future	March 2025	1	146	—	(7)
SPI 200 Index Future	March 2025	16	2,017	—	(37)
STOXX Europe 600 Future	March 2025	366	9,582	—	(214)
Sugar Future	March 2025	7	151	—	(18)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
TOPIX Index Future	March 2025	18	$3,188	$59	$—
				$502	$(1,714)
Short Contracts:
Indian Rupee Future	January 2025	(23)	(535)	4	—
Gasoline RBOB Future	February 2025	(8)	(675)	—	(20)
NY Harbor ULSD Future	February 2025	(14)	(1,362)	—	(76)
3 Year Australian Bond Future	March 2025	(12)	(788)	3	—
10 Year Australian Bond Future	March 2025	(8)	(559)	2	—
2 Year U.S. Treasury Note Future	March 2025	(29)	(5,963)	4	—
5 Year U.S. Treasury Note Future	March 2025	(16)	(1,701)	6	—
10 Year U.S. Treasury Note Future	March 2025	(293)	(31,864)	242	—
3-Month SONIA Index Future	March 2025	(20)	(5,979)	9	—
British Pound Future	March 2025	(75)	(5,861)	101	—
Canadian Dollar Future	March 2025	(30)	(2,092)	35	—
Corn Future	March 2025	(25)	(573)	—	(40)
Cotton No. 2 Future	March 2025	(33)	(1,129)	57	—
Euro FX Currency Future	March 2025	(83)	(10,778)	138	—
Euro-BOBL Future	March 2025	(1)	(122)	—	—(1)
Euro-OAT Future	March 2025	(73)	(9,331)	—	(18)
LME Nickel Future	March 2025	(8)	(757)	22	—
LME Zinc Future	March 2025	(6)	(453)	6	—
Mexican Peso Future	March 2025	(11)	(260)	9	—
Soybean Future	March 2025	(8)	(404)	—	(7)
Soybean Meal Future	March 2025	(1)	(32)	—	(3)
Soybean Oil Future	March 2025	(5)	(121)	7	—
Wheat Future	March 2025	(13)	(358)	25	—
				670	(164)
Total				$1,172	$(1,878)
Footnote Legend:
(1)Amount is less than $500 (not in thousands).

Forward foreign currency exchange contracts as of December 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	375	USD	423	UBS AG	03/19/25	$—	$(6)
NOK	26,000	USD	2,330	UBS AG	03/19/25	—	(46)
NZD	6,100	USD	3,444	UBS AG	03/19/25	—	(28)
SEK	20,000	USD	1,835	UBS AG	03/19/25	—	(20)
USD	7,129	CHF	6,250	UBS AG	03/19/25	181	—
USD	1,055	NOK	12,000	UBS AG	03/19/25	1	—
USD	5,526	NZD	9,500	UBS AG	03/19/25	207	—
USD	2,182	SEK	24,000	UBS AG	03/19/25	3	—
ZAR	12,500	USD	693	UBS AG	03/19/25	—	(36)
Total						$392	$(136)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Over-the-counter equity basket total return swap outstanding as of December 31, 2024 were as follows:
	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	MS	5/2/2028	$(17,535)	$—	$(17,535)	(14.35)%
The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2024:
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Short
Aerospace & Defense
Boeing Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(657)	$(116)	$(116)	$—
Mercury Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(659)	(28)	(28)	—
						(144)	(144)	—
Air Freight & Logistics
FedEx Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(348)	(98)	(98)	—
United Parcel Service, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(549)	(69)	(69)	—
						(167)	(167)	—
Automobile Components
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(2,319)	(140)	(140)	—
Aptiv plc	USFF -0.450%	Quarterly	MS	5/2/2028	(746)	(45)	(45)	—
BorgWarner, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,442)	(46)	(46)	—
						(231)	(231)	—
Automobiles
Ford Motor Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,013)	(40)	(40)	—
General Motors Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(792)	(42)	(42)	—
						(82)	(82)	—
Banks
Amerant Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,268)	(95)	(95)	—
Associated Banc-Corp	USFF -0.450%	Quarterly	MS	5/2/2028	(4,403)	(105)	(105)	—
Atlantic Union Bankshares Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,524)	(361)	(361)	—
Banc Of California, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,172)	(95)	(95)	—
Berkshire Hills Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,982)	(170)	(170)	—
Burke & Herbert Financial Services Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(893)	(56)	(56)	—
Cadence Bank	USFF -0.450%	Quarterly	MS	5/2/2028	(3,042)	(105)	(105)	—
Columbia Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,620)	(105)	(105)	—
First Busey Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,566)	(155)	(155)	—
Pacific Premier Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,772)	(94)	(94)	—
Renasant Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,591)	(92)	(92)	—
TFS Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(16,455)	(207)	(207)	—
Triumph Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,065)	(97)	(97)	—
UMB Financial Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,844)	(547)	(547)	—
Washington Trust Bancorp, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(7,669)	(240)	(240)	—
WesBanco, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,767)	(90)	(90)	—
						(2,614)	(2,614)	—
Beverages
Celsius Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,827)	(48)	(48)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Biotechnology
Amgen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(150)	$(39)	$(39)	$—
Arrowhead Pharmaceuticals, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,879)	(73)	(73)	—
Bridgebio Pharma, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,689)	(46)	(46)	—
Exact Sciences Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,277)	(72)	(72)	—
Intellia Therapeutics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,511)	(41)	(41)	—
Twist Bioscience Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,163)	(54)	(54)	—
Veracyte, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(562)	(22)	(22)	—
						(347)	(347)	—
Broadline Retail
Coupang, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,190)	(48)	(48)	—
Etsy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,847)	(98)	(98)	—
Global-e Online Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(745)	(40)	(40)	—
						(186)	(186)	—
Capital Markets
Coinbase Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(438)	(109)	(109)	—
DigitalBridge Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,516)	(40)	(40)	—
Perella Weinberg Partners	USFF -0.450%	Quarterly	MS	5/2/2028	(2,396)	(57)	(57)	—
TPG, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,486)	(93)	(93)	—
						(299)	(299)	—
Chemicals
Albemarle Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,475)	(127)	(127)	—
Aspen Aerogels, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,639)	(19)	(19)	—
Corteva, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,002)	(57)	(57)	—
Huntsman Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,186)	(94)	(94)	—
						(297)	(297)	—
Commercial Services & Supplies
ACV Auctions, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,210)	(112)	(112)	—
Montrose Environmental Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,288)	(80)	(80)	—
						(192)	(192)	—
Communications Equipment
Calix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,797)	(63)	(63)	—

Construction & Engineering
Tutor Perini Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,562)	(86)	(86)	—

Consumer Finance
OneMain Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(800)	(42)	(42)	—

Consumer Staples Distribution & Retail
Dollar Tree, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,428)	(107)	(107)	—
Target Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(423)	(57)	(57)	—
						(164)	(164)	—
Containers & Packaging
Amcor plc	USFF -0.450%	Quarterly	MS	5/2/2028	(4,407)	(41)	(41)	—
Avery Dennison Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(325)	(61)	(61)	—
						(102)	(102)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Diversified REITs
Apartment Investment and Management Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(10,847)	$(99)	$(99)	$—
Elme Communities	USFF -0.450%	Quarterly	MS	5/2/2028	(6,630)	(101)	(101)	—
Essential Properties Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,224)	(38)	(38)	—
Global Net Lease, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,072)	(96)	(96)	—
Healthcare Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,347)	(91)	(91)	—
Kite Realty Group Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(3,336)	(84)	(84)	—
LXP Industrial Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(10,379)	(84)	(84)	—
Paramount Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(19,889)	(98)	(98)	—
WP Carey, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,591)	(87)	(87)	—
						(778)	(778)	—
Diversified Telecommunication Services
AT&T, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,159)	(49)	(49)	—
Iridium Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,801)	(52)	(52)	—
						(101)	(101)	—
Electrical Equipment
Fluence Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,222)	(19)	(19)	—

Energy Equipment & Services
Patterson-UTI Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,991)	(50)	(50)	—

Entertainment
Netflix, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(15)	(13)	(13)	—
Playtika Holding Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,815)	(33)	(33)	—
Roblox Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(288)	(17)	(17)	—
Roku, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,074)	(80)	(80)	—
Warner Bros Discovery, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,900)	(20)	(20)	—
						(163)	(163)	—
Financial Services
Block, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,039)	(88)	(88)	—
Cannae Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,994)	(99)	(99)	—
PayPal Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(701)	(60)	(60)	—
Remitly Global, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,970)	(45)	(45)	—
						(292)	(292)	—
Food Products
Archer-Daniels-Midland Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(911)	(46)	(46)	—
Darling Ingredients, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,453)	(49)	(49)	—
Kraft Heinz Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(621)	(19)	(19)	—
Mondelez International, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(10)	(10)	—
						(124)	(124)	—
Ground Transportation
FTAI Infrastructure, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,174)	(96)	(96)	—
Lyft, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,109)	(40)	(40)	—
						(136)	(136)	—
Ground Transportation
Grab Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,031)	(85)	(85)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Health Care REITs
Universal Health Realty Income Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(5,713)	$(213)	$(213)	$—
Ventas, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,545)	(91)	(91)	—
						(304)	(304)	—
Healthcare Equipment & Supplies
Conmed Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(678)	(46)	(46)	—
Envista Holdings Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,302)	(45)	(45)	—
InMode Ltd	USFF -0.450%	Quarterly	MS	5/2/2028	(2,977)	(50)	(50)	—
Insulet Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(225)	(59)	(59)	—
iRhythm Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(486)	(44)	(44)	—
Medtronic plc	USFF -0.450%	Quarterly	MS	5/2/2028	(402)	(32)	(32)	—
Neogen Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,074)	(37)	(37)	—
Penumbra, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(195)	(46)	(46)	—
Quidelortho Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,311)	(58)	(58)	—
						(417)	(417)	—
Healthcare Providers & Services
Acadia Healthcare Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,078)	(43)	(43)	—
Guardant Health, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,442)	(44)	(44)	—
Surgery Partners, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,070)	(44)	(44)	—
Universal Health Services, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(209)	(37)	(37)	—
						(168)	(168)	—
Healthcare Technology
Doximity, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(350)	(18)	(18)	—
Veeva Systems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(441)	(93)	(93)	—
						(111)	(111)	—
Hotel & Resort REITs
Xenia Hotels & Resorts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(6,569)	(98)	(98)	—

Hotels, Restaurants & Leisure
Airbnb, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(373)	(49)	(49)	—
Caesars Entertainment, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,451)	(82)	(82)	—
DraftKings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,333)	(50)	(50)	—
Genius Sports Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,064)	(104)	(104)	—
International Game Technology plc	USFF -0.450%	Quarterly	MS	5/2/2028	(5,251)	(93)	(93)	—
Life Time Group Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,253)	(50)	(50)	—
Sweetgreen, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,946)	(94)	(94)	—
						(522)	(522)	—
Household Durables
Hovnanian Enterprises, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(133)	(18)	(18)	—

Industrial REITs
Americold Realty Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,227)	(69)	(69)	—

See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Insurance
Baldwin Insurance Group, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(1,146)	$(44)	$(44)	$—
Brighthouse Financial, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,011)	(97)	(97)	—
Globe Life, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(506)	(57)	(57)	—
						(198)	(198)	—
Interactive Media & Services
Snap, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,782)	(19)	(19)	—
Ziff Davis, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(816)	(45)	(45)	—
						(64)	(64)	—
IT Services
Affirm Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,445)	(149)	(149)	—
Cloudflare, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(479)	(52)	(52)	—
DigitalOcean Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(705)	(24)	(24)	—
Fastly, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,416)	(13)	(13)	—
Flywire Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,225)	(46)	(46)	—
International Business Machines Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(41)	(9)	(9)	—
MongoDB, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(537)	(125)	(125)	—
Snowflake, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(552)	(85)	(85)	—
						(503)	(503)	—
Leisure Products
Mattel, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,839)	(50)	(50)	—

Life Sciences Tools & Services
10X Genomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,366)	(63)	(63)	—
Azenta, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,069)	(53)	(53)	—
Bruker Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,068)	(63)	(63)	—
Danaher Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(191)	(44)	(44)	—
NeoGenomics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,416)	(89)	(89)	—
Thermo Fisher Scientific, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(125)	(65)	(65)	—
						(377)	(377)	—
Machinery
Toro Co. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(517)	(41)	(41)	—

Media
Charter Communications, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(94)	(32)	(32)	—
Comcast Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,304)	(86)	(86)	—
Omnicom Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,203)	(276)	(276)	—
Trade Desk, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(214)	(25)	(25)	—
						(419)	(419)	—
Metals & Mining
Alcoa Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,306)	(163)	(163)	—
Barrick Gold Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,390)	(53)	(53)	—
Century Aluminum Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,555)	(83)	(83)	—
Hecla Mining Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(9,646)	(47)	(47)	—
Ivanhoe Electric, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(12,460)	(94)	(94)	—
Newmont Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,128)	(42)	(42)	—
						(482)	(482)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	USFF -0.630%	Quarterly	MS	5/2/2028	(6,018)	$(55)	$(55)	$—
Annaly Capital Management, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,803)	(70)	(70)	—
Chimera Investment Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(16,887)	(236)	(236)	—
Ladder Capital Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(21,176)	(237)	(237)	—
New York Mortgage Trust, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(41,392)	(251)	(251)	—
Pennymac Mortgage Investment Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(18,412)	(232)	(232)	—
						(1,081)	(1,081)	—
Oil, Gas & Consumable Fuels
APA Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,904)	(44)	(44)	—
CNX Resources Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,194)	(44)	(44)	—
EQT Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,527)	(116)	(116)	—
Nordic American Tankers Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(93,641)	(234)	(234)	—
ONEOK, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,188)	(320)	(320)	—
SFL Corp. Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(23,889)	(244)	(244)	—
Uranium Energy Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(13,128)	(88)	(88)	—
Vitesse Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(8,757)	(219)	(219)	—
						(1,309)	(1,309)	—
Passenger Airlines
Delta Air Lines, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(690)	(42)	(42)	—
United Airlines Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(278)	(27)	(27)	—
						(69)	(69)	—
Personal Care Products
Estee Lauder Cos., Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,169)	(163)	(163)	—
Kenvue, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,219)	(26)	(26)	—
						(189)	(189)	—
Professional Services
Dayforce, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(619)	(45)	(45)	—

Real Estate Management & Development
Compass, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,928)	(11)	(11)	—

Residential REITs
Veris Residential, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(5,784)	(96)	(96)	—

Retail REITs
Acadia Realty Trust	USFF -0.450%	Quarterly	MS	5/2/2028	(4,013)	(97)	(97)	—
InvenTrust Properties Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,657)	(110)	(110)	—
						(207)	(207)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Semiconductors & Semiconductor Equipment
ACM Research, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,114)	$(17)	$(17)	$—
Advanced Micro Devices, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(385)	(47)	(47)	—
Allegro MicroSystems, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,436)	(53)	(53)	—
Ambarella, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(555)	(40)	(40)	—
Axcelis Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(624)	(44)	(44)	—
Diodes, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,107)	(68)	(68)	—
Enphase Energy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,029)	(71)	(71)	—
Entegris, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(547)	(54)	(54)	—
Ichor Holdings Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(471)	(15)	(15)	—
Lattice Semiconductor Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(962)	(54)	(54)	—
Marvell Technology, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(425)	(47)	(47)	—
Maxlinear, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,154)	(43)	(43)	—
MKS Instruments, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(164)	(17)	(17)	—
Rambus, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(789)	(42)	(42)	—
Silicon Laboratories, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(597)	(74)	(74)	—
SiTime Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(372)	(80)	(80)	—
SolarEdge Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,870)	(39)	(39)	—
Synaptics, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(673)	(51)	(51)	—
Wolfspeed, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(90)	(1)	(1)	—
						(857)	(857)	—
Software
AppLovin Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(326)	(106)	(106)	—
Asana, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,004)	(61)	(61)	—
Atlassian Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(50)	(12)	(12)	—
Aurora Innovation, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,506)	(28)	(28)	—
Blackbaud, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(524)	(39)	(39)	—
Braze, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,469)	(103)	(103)	—
Cipher Mining, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(18,872)	(88)	(88)	—
Cleanspark, Inc.	USFF -0.630%	Quarterly	MS	5/2/2028	(5,562)	(51)	(51)	—
Confluent, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,259)	(63)	(63)	—
Crowdstrike Holdings, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(133)	(45)	(45)	—
Datadog, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(204)	(29)	(29)	—
Elastic N.V.	USFF -0.450%	Quarterly	MS	5/2/2028	(829)	(82)	(82)	—
Five9, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,681)	(109)	(109)	—
Freshworks, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,718)	(44)	(44)	—
Gitlab, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(553)	(31)	(31)	—
Iren Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,758)	(37)	(37)	—
MARA Holdings, Inc.	USFF -0.580%	Quarterly	MS	5/2/2028	(2,403)	(40)	(40)	—
Microstrategy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(144)	(42)	(42)	—
Monday.com Ltd.	USFF -0.450%	Quarterly	MS	5/2/2028	(169)	(40)	(40)	—
Palantir Technologies, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(300)	(23)	(23)	—
Qualys, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(318)	(45)	(45)	—
SentinelOne, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(648)	(14)	(14)	—
Shutterstock, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,772)	(54)	(54)	—
Sprout Social, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,248)	(100)	(100)	—
Terawulf, Inc.	USFF -0.530%	Quarterly	MS	5/2/2028	(3,883)	(22)	(22)	—
UiPath, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,746)	(22)	(22)	—
Unity Software, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,003)	(90)	(90)	—
						(1,420)	(1,420)	—
Specialized REITs
Gaming and Leisure Properties, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,027)	(146)	(146)	—
Potlatchdeltic Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,902)	(74)	(74)	—
						(220)	(220)	—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Total Return Swap
Reference Entity	Pay	Payment Frequency	Counterparty	Maturity Date	Shares	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Specialty Retail
Abercrombie & Fitch Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(311)	$(46)	$(46)	$—
Academy Sports & Outdoors, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,210)	(70)	(70)	—
Advance Auto Parts, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,150)	(102)	(102)	—
Bath & Body Works, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,458)	(57)	(57)	—
Best Buy Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(532)	(46)	(46)	—
Carvana Co.	USFF -0.450%	Quarterly	MS	5/2/2028	(66)	(13)	(13)	—
Chewy, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(1,973)	(66)	(66)	—
Five Below, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(371)	(39)	(39)	—
Gap, Inc. (The)	USFF -0.450%	Quarterly	MS	5/2/2028	(2,031)	(48)	(48)	—
Ulta Beauty, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(169)	(73)	(73)	—
Warby Parker, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(3,869)	(94)	(94)	—
Wayfair, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,396)	(106)	(106)	—
						(760)	(760)	—
Textiles, Apparel & Luxury Goods
Lululemon Athletica, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(369)	(141)	(141)	—
PVH Corp.	USFF -0.450%	Quarterly	MS	5/2/2028	(422)	(45)	(45)	—
Wolverine World Wide, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(4,582)	(102)	(102)	—
						(288)	(288)	—
Tobacco
Altria Group, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,939)	(154)	(154)	—

Trading Companies & Distributors
Xometry, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(2,663)	(114)	(114)	—

Water Utilities
American Water Works Co., Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(280)	(35)	(35)	—
Essential Utilities, Inc.	USFF -0.450%	Quarterly	MS	5/2/2028	(758)	(27)	(27)	—
						(62)	(62)	—
Total						$(17,535)	$(17,535)	$—
See Notes to Consolidated Schedule of Investments

AlphaSimplex Global Alternatives Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$55,265	$—	$55,265
Equity Securities:
Common Stocks	36,059	36,059	—
Master Limited Partnerships and Related Companies	2,172	2,172	—
Money Market Mutual Fund	7,773	7,773	—
Other Financial Instruments:
Futures Contracts	1,172	1,172	—
Forward Foreign Currency Exchange Contracts*	392	—	392
Total Assets	102,833	47,176	55,657
Liabilities:
Other Financial Instruments:
Futures Contracts	(1,878)	(1,878)	—
Forward Foreign Currency Exchange Contracts*	(136)	—	(136)
Over-the-Counter Equity Basket Total Return Swap*	—(1)	—	—(1)
Total Liabilities	(2,014)	(1,878)	(136)
Total Investments	$100,819	$45,298	$55,521

(1)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Schedule of Investments.
*	Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2024
($ reported in thousands)
	Par Value	Value
Short-Term Investments—79.2%
Certificates of Deposits—56.2%
Bank of America N.A. 5.400%, 1/6/25	$43,000	$ 43,006
Bank of America N.A. 5.460%, 1/13/25	40,500	40,512
Bank of Nova Scotia (SOFR + 0.330%) 4.700%, 8/21/25(1)	51,500	51,517
Bank of Nova Scotia (SOFR + 0.260%) 4.630%, 7/14/25(1)	9,500	9,501
Bank of Nova Scotia (SOFR + 0.330%) 4.700%, 11/6/25(1)	11,000	11,002
BMO Bank 5.480%, 5/8/25	50,000	50,158
BMO Bank 4.940%, 3/7/25	27,000	27,020
BNP Paribas S.A. 4.560%, 4/4/25	10,000	10,002
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.300%) 4.670%, 3/6/25(1)	30,000	30,010
Canadian Imperial Bank of Commerce (NY) (SOFR + 0.250%) 4.620%, 2/13/25(1)	37,500	37,506
Canadian Imperial Bank of Commerce (NY) 5.190%, 4/23/25	21,500	21,546
Commonwealth Bank of Australia (SOFR + 0.310%) 4.800%, 10/3/25(1)	49,000	49,015
Cooperatieve Rabobank U.A. (SOFR + 0.290%) 4.660%, 2/4/25(1)	37,000	37,008
Cooperatieve Rabobank U.A. 4.530%, 5/5/25	30,000	30,002
Mitsubishi UFJ Trust & Banking Corp. (SOFR + 0.240%) 4.610%, 3/3/25(1)	45,000	45,008
Mizuho Bank Ltd. (SOFR + 0.230%) 4.690%, 2/14/25(1)	50,000	50,007
MUFG Bank, Ltd. 4.600%, 6/10/25	35,000	35,011
National Australia Bank Ltd. (SOFR + 0.290%) 4.660%, 9/26/25(1)	46,200	46,204
Nordea Bank ABP (NY) (SOFR + 0.180%) 4.550%, 4/11/25(1)	23,500	23,506
NorthWest Bank 4.430%, 3/24/25	23,500	23,500
Oversea-Chinese Banking Corp., Ltd. (SOFR + 0.240%) 4.700%, 6/13/25(1)	42,500	42,502
Royal Bank of Canada 5.130%, 7/23/25	39,000	39,126
Royal Bank of Canada 4.270%, 6/17/25	50,000	49,953
SEB (NY) 4.660%, 2/5/25	56,000	56,012
Sumitomo Mitsui Banking Corp. (SOFR + 0.240%) 4.610%, 2/14/25(1)	35,000	35,004
Sumitomo Mitsui Banking Corp. 4.580%, 1/16/25	70,000	70,007
Svenska Handelsbanken (SOFR + 0.330%) 4.790%, 11/5/25(1)	35,000	35,011
SYS 5.410%, 6/18/25	50,000	50,187
Westpac Banking Corp. (SOFR + 0.330%) 4.700%, 4/17/25(1)	13,850	13,858
	Par Value	Value
Certificates of Deposits—continued
Total Certificates of Deposits (Identified Cost $1,062,075)		1,062,701

U.S. Government Securities—23.0%
U.S. Treasury Bills
0.000%, 1/2/25(2)	$ 9,000	$ 9,000
0.000%, 1/7/25(2)	50,000	49,972
0.000%, 1/14/25(2)	28,000	27,961
0.000%, 1/16/25(2)	50,000	49,918
0.000%, 1/21/25(2)	11,000	10,975
0.000%, 1/23/25(2)	25,000	24,938
0.000%, 1/30/25(2)	15,000	14,951
0.000%, 2/4/25(2)	45,000	44,827
0.000%, 2/6/25(2)	30,000	29,877
0.000%, 2/13/25(2)	10,000	9,950
0.000%, 2/18/25(2)	39,000	38,787
0.000%, 2/25/25(2)	30,000	29,811
0.000%, 3/27/25(2)	25,000	24,756
0.000%, 4/22/25(2)	40,000	39,488
0.000%, 4/29/25(2)	30,000	29,592
Total U.S. Government Securities (Identified Cost $434,719)		434,803

Total Short-Term Investments (Identified Cost $1,496,794)		1,497,504

TOTAL INVESTMENTS—79.2% (Identified Cost $1,496,794)		$1,497,504
Other assets and liabilities, net—20.8%		393,030
NET ASSETS—100.0%		$1,890,534
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Abbreviations:
BNP	BNP Paribas
BTP	Italian Buonie
CAC	Cotation Assistée en Continu
CORRA	Canadian Overnight Repo Rate Average
DAX	Deutsche Boerse AG German Stock Index
DJIA	Dow Jones Industrial Average
EAFE	Europe, Australasia and Far East
ECX	European Climate Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
HSCEI	Hang Seng China Enterprises Index
IBEX	Spanish Stock Exchange
IFSC	International Financial Service Centre
JSE	Johannesburg Stock Exchange Limited
LME	London Metal Exchange
MIB	Milano Indice di Borsa
MSCI	Morgan Stanley Capital International
OAT	Obligations Assimilables du Trésor
OMXS	Nordic Exchange Stockholm Index
RBOB	Reformulated Gasoline Blendstock for Oxygenate Blending
S&P	Standard & Poor’s
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
ULSD	Ultra Low Sulfur Diesel
WTI	West Texas Intermediate

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Foreign Currencies:
CHF	Swiss Franc
CNH	Chinese Yuan Offshore
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	52%
Japan	16
Canada	9
Australia	7
Sweden	6
Netherlands	4
Singapore	3
Other	3
Total	100%
† % of total investments as of December 31, 2024.
Exchange-traded futures contracts as of December 31, 2024 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Long Contracts:
FTSE China A50 Future	January 2025	1,736	$23,375	$—	$(128)
FTSE Taiwan Index Future	January 2025	365	27,944	—	(385)
Hang Seng Index Future	January 2025	187	24,182	314	—
HSCEI Index Future	January 2025	461	21,600	380	—
IBEX 35 Index Future	January 2025	324	38,886	—	(382)
MSCI Singapore IX ETS Future	January 2025	1,669	45,640	16	—
OMXS 30 Index Future	January 2025	430	9,650	—	(228)
Gold Future	February 2025	390	102,999	767	—
Lean Hogs Future	February 2025	502	16,325	—	(828)
Live Cattle Future	February 2025	947	72,578	880	—
10 Year Canadian Bond Future	March 2025	158	13,477	—	(195)
30 Year Euro-BUXL Bond Future	March 2025	30	4,123	—	(210)
3-Month EURIBOR Future	March 2025	3,327	842,011	—	(454)
Aluminium Future	March 2025	5	318	5	—
Cocoa Future	March 2025	146	17,046	6,447	—
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Coffee ’C’ Future	March 2025	307	$36,811	$5,591	$—
DAX Index Future	March 2025	137	71,140	—	(1,751)
DJIA Mini E-CBOT Future	March 2025	611	130,977	—	(4,525)
Euro STOXX 50® Index Future	March 2025	508	25,684	—	(482)
Euro-BTP Future	March 2025	2,256	251,027	—	(1,052)
Euro-BTP Future	March 2025	784	97,437	—	(2,296)
FTSE 100 Index Future	March 2025	322	32,977	—	(539)
FTSE/JSE Top 40 Future	March 2025	184	7,442	—	(264)
FTSE/MIB Index Future	March 2025	153	27,180	—	(290)
LME Aluminium Future	March 2025	254	16,224	256	—
LME Copper Future	March 2025	54	11,818	—	(437)
LME Zinc Future	March 2025	178	13,263	—	(7)
MSCI Emerging Markets Index Future	March 2025	158	8,483	—	(341)
Nasdaq 100® E-Mini Index Future	March 2025	314	133,303	—	(4,740)
Nikkei 225 Stock Average Future	March 2025	99	25,105	419	—
Russell 2000® E-Mini Index Future	March 2025	492	55,345	—	(3,496)
S&P 500® E-Mini Index Future	March 2025	648	192,318	—	(7,248)
S&P Mid 400® E-Mini Index Future	March 2025	227	71,430	—	(3,865)
S&P/TSX 60 Index Future	March 2025	743	153,526	—	(3,824)
Silver Future	March 2025	139	20,323	—	(1,016)
SPI 200 Index Future	March 2025	639	80,565	—	(1,460)
STOXX Europe 600 Future	March 2025	409	10,708	—	(248)
TOPIX Index Future	March 2025	158	27,981	486	—
3-Month CORRA Future	June 2025	1,050	177,648	479	—
ECX Emission Future	December 2025	32	2,420	21	—
				$16,061	$(40,691)
Short Contracts:
CAC 40® 10 Euro Future	January 2025	(178)	(13,616)	—	(5)
Indian Rupee Future	January 2025	(3,092)	(71,988)	474	—
Korean Won Future	January 2025	(621)	(10,545)	281	—
Brazil Real Future	February 2025	(1,376)	(21,947)	268	—
Gasoline RBOB Future	February 2025	(165)	(13,924)	—	(415)
Low Sulphur Gas Oil Future	February 2025	(310)	(21,444)	—	(1,349)
NY Harbor ULSD Future	February 2025	(309)	(30,062)	—	(1,766)
SGX Iron Ore Future	February 2025	(782)	(7,859)	28	—
WTI Crude Future	February 2025	(93)	(6,670)	—	(372)
2 Year U.S. Treasury Note Future	March 2025	(4,325)	(889,260)	269	—
3 Year Australian Bond Future	March 2025	(3,743)	(245,928)	698	—
5 Year U.S. Treasury Note Future	March 2025	(4,575)	(486,344)	1,543	—
10 Year Australian Bond Future	March 2025	(1,568)	(109,547)	437	—
10 Year Euro-Bund Future	March 2025	(405)	(55,981)	44	—
10 Year U.K. Gilt Future	March 2025	(2,307)	(266,892)	4,788	—
10 Year U.S. Treasury Note Future	March 2025	(2,660)	(289,275)	1,638	—
10 Year U.S. Ultra Future	March 2025	(2,023)	(225,185)	1,717	—
30 Year U.S. Treasury Bond Future	March 2025	(1,126)	(128,188)	1,746	—
3-Month SONIA Index Future	March 2025	(6,241)	(1,865,868)	2,699	—
90-Day Bank Bill Future	March 2025	(1,524)	(933,885)	—	(484)
Australian Dollar Future	March 2025	(3,802)	(235,344)	7,857	—
Brent Crude Future	March 2025	(60)	(4,478)	—	(182)
British Pound Future	March 2025	(1,193)	(93,225)	1,575	—
Canadian Dollar Future	March 2025	(3,439)	(239,784)	3,972	—
Copper Future	March 2025	(137)	(13,791)	275	—
Corn Future	March 2025	(1,218)	(27,923)	—	(1,863)
Cotton No. 2 Future	March 2025	(684)	(23,393)	958	—
Euro FX Currency Future	March 2025	(2,689)	(349,183)	6,287	—
Euro-BOBL Future	March 2025	(575)	(70,199)	4	—
Euro-OAT Future	March 2025	(1,092)	(139,584)	686	—
Euro-Schatz Future	March 2025	(317)	(35,130)	—	(8)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
Exchange-traded futures contracts as of December 31, 2024 were as follows (continued):
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Japanese Yen Future	March 2025	(2,135)	$(171,067)	$5,973	$—
KC HRW Wheat Future	March 2025	(254)	(7,102)	—	(19)
LME Aluminium Future	March 2025	(159)	(10,156)	55	—
LME Copper Future	March 2025	(91)	(19,916)	618	—
LME Nickel Future	March 2025	(200)	(18,364)	533	—
LME Zinc Future	March 2025	(78)	(5,812)	13	—
MSCI EAFE® Index Future	March 2025	(206)	(23,355)	—	(53)
Natural Gas Future	March 2025	(48)	(1,487)	23	—
Palladium Future	March 2025	(56)	(5,095)	47	—
Soybean Future	March 2025	(1,307)	(66,036)	—	(1,417)
Soybean Meal Future	March 2025	(1,193)	(37,806)	—	(2,249)
Soybean Oil Future	March 2025	(735)	(17,799)	652	—
Sugar Future	March 2025	(775)	(16,718)	72	—
U.S. Treasury Ultra Bond Future	March 2025	(723)	(85,969)	1,700	—
Wheat Future	March 2025	(1,044)	(28,788)	498	—
Platinum Future	April 2025	(103)	(4,689)	125	—
3-Month SOFR Future	June 2025	(4,408)	(1,057,424)	288	—
				48,841	(10,182)
Total				$64,902	$(50,873)

Forward foreign currency exchange contracts as of December 31, 2024 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CHF	20,375	USD	22,888	UBS AG	03/19/25	$—	$(238)
MXN	340,000	USD	16,635	UBS AG	03/19/25	—	(541)
NZD	7,200	USD	4,074	UBS AG	03/19/25	—	(42)
PLN	37,000	USD	9,011	UBS AG	03/19/25	—	(79)
SEK	588,000	USD	53,781	UBS AG	03/19/25	—	(407)
TRY	234,000	USD	6,119	UBS AG	03/19/25	15	—
USD	188,313	CHF	164,750	UBS AG	03/19/25	5,171	—
USD	117,516	CNH	850,000	UBS AG	03/19/25	1,454	—
USD	92,546	MXN	1,897,500	UBS AG	03/19/25	2,725	—
USD	114,702	NOK	1,280,000	UBS AG	03/19/25	2,280	—
USD	248,648	NZD	427,000	UBS AG	03/19/25	9,527	—
USD	73,314	PLN	298,500	UBS AG	03/19/25	1,255	—
USD	180,210	SEK	1,964,000	UBS AG	03/19/25	1,934	—
USD	166,543	SGD	222,875	UBS AG	03/19/25	2,825	—
USD	46,396	ZAR	874,000	UBS AG	03/19/25	413	—
ZAR	775,000	USD	43,060	UBS AG	03/19/25	—	(2,286)
Total						$27,599	$(3,593)
See Notes to Consolidated Schedule of Investments

AlphaSimplex Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$434,803	$—	$434,803
Certificates of Deposits	1,062,701	—	1,062,701
Other Financial Instruments:
Futures Contracts	64,902	64,902	—
Forward Foreign Currency Exchange Contracts*	27,599	—	27,599
Total Assets	1,590,005	64,902	1,525,103
Liabilities:
Other Financial Instruments:
Futures Contracts	(50,873)	(50,873)	—
Forward Foreign Currency Exchange Contracts*	(3,593)	—	(3,593)
Total Liabilities	(54,466)	(50,873)	(3,593)
Total Investments	$1,535,539	$14,029	$1,521,510

*	Forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by level and counterparty.
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2024.
There were no transfers into or out of Level 3 related to securities held at December 31, 2024.
See Notes to Consolidated Schedule of Investments

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Assets
Investment in securities at value(1)	$101,269	$1,497,504
Cash	8,342	89,537
Cash pledged as collateral for derivatives	4,206	43,785
Cash pledged as collateral for futures contracts	5,964	211,275
Due from broker for futures contracts	—	9,189
Variation margin receivable on futures contracts	—	431
Unrealized appreciation on futures contracts (LME)	32	1,476
Unrealized appreciation on forward foreign currency exchange contracts	392	27,599
Receivables
Investment securities sold	1,962	—
Fund shares sold	2,163	16,262
Dividends and interest	98	12,477
Tax reclaims	—(a)	—
Prepaid expenses	34	41
Other assets	16	266
Total assets	124,478	1,909,842
Liabilities
Due to broker for futures contracts	59	—
Due to broker for swap contracts	47	—
Variation margin payable on futures contracts	4	—
Unrealized depreciation on futures contracts (LME)	15	444
Unrealized depreciation on forward foreign currency exchange contracts	136	3,593
Payables
Fund shares repurchased	51	12,357
Investment securities purchased	1,733	—
Investment advisory fees	74	1,821
Distribution and service fees	4	25
Administration and accounting fees	12	171
Transfer agent and sub-transfer agent fees and expenses	24	421
Professional fees	50	30
Trustee deferred compensation plan	16	266
Interest expense and/or commitment fees	1	9
Other accrued expenses	51	171
Total liabilities	2,277	19,308
Commitments and contingencies (Note 4D)	—	—
Net Assets	$122,201	$1,890,534
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$143,258	$2,431,083
Accumulated earnings (loss)	(21,057)	(540,549)
Net Assets	$122,201	$1,890,534
Net Assets:
Class A	$11,774	$57,452
Class C	$1,270	$15,007
Class I	$93,204	$1,650,684
Class R6	$15,953	$167,391
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
December 31, 2024
(Reported in thousands except shares and per share amounts)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,121,594	6,669,233
Class C	131,429	1,894,486
Class I	8,650,040	189,615,193
Class R6	1,479,225	19,131,027
Net Asset Value and Redemption Price Per Share:(b)
Class A	$10.50	$8.61
Class C	$9.66	$7.92
Class I	$10.77	$8.71
Class R6	$10.78	$8.75
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.11	$9.11
Maximum Sales Charge - Class A	5.50%	5.50%
(1) Investment in securities at cost	$100,066	$1,496,794

(a)	Amount is less than $500 (not in thousands).
(b)	Net Asset Value Per Common Share is calculated using unrounded net assets.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED December 31, 2024
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Investment Income
Dividends	$1,797	$5,200
Interest	3,468	106,152
Foreign taxes withheld	(1)	—
Total investment income	5,264	111,352
Expenses
Investment advisory fees	1,489	27,755
Distribution and service fees, Class A	31	161
Distribution and service fees, Class C	14	196
Administration and accounting fees	147	2,277
Transfer agent fees and expenses	61	976
Sub-transfer agent fees and expenses, Class A	8	80
Sub-transfer agent fees and expenses, Class C	1	19
Sub-transfer agent fees and expenses, Class I	89	2,617
Custodian fees	3	4
Printing fees and expenses	31	269
Professional fees	61	147
Interest expense and/or commitment fees	1	17
Registration fees	68	116
Trustees’ fees and expenses	14	210
Miscellaneous expenses	79	176
Total expenses	2,097	35,020
Less net expenses reimbursed and/or waived by investment adviser(1)	(381)	(2,695)
Net expenses	1,716	32,325
Net investment income (loss)	3,548	79,027
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	9,161	(2,767)
Foreign currency transactions	(26)	120
Forward foreign currency exchange contracts	(30)	(78,720)
Futures	5,727	(67,038)
Swaps	(233)	—
Net change in unrealized appreciation (depreciation) on:
Investments	(2,584)	(725)
Foreign currency transactions	(95)	7,174
Forward foreign currency exchange contracts	882	16,983
Futures	(2,032)	(22,586)
Net realized and unrealized gain (loss) on investments	10,770	(147,559)
Net increase (decrease) in net assets resulting from operations	$14,318	$(68,532)

(1)	See Note 3D in the Notes to Financial Statements.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$3,548	$6,777	$79,027	$88,337
Net realized gain (loss)	14,599	(3,721)	(148,405)	(390,928)
Net change in unrealized appreciation (depreciation)	(3,829)	5,442	846	(14,364)
Increase (decrease) in net assets resulting from operations	14,318	8,498	(68,532)	(316,955)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(670)	(738)	(222)
Class C	—	(72)	(55)	—
Class I	—	(8,129)	(24,480)	(19,777)
Class R6	—	(930)	(2,727)	(2,001)
Total dividends and distributions to shareholders	—	(9,801)	(28,000)	(22,000)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(1,990)	(778)	(11,067)	(58,294)
Class C	(453)	(1,271)	(6,271)	(7,375)
Class I	(63,193)	(20,046)	(238,244)	(76,301)
Class R6	(2,113)	(14,866)	(24,398)	(94,074)
Increase (decrease) in net assets from capital transactions	(67,749)	(36,961)	(279,980)	(236,044)
Net increase (decrease) in net assets	(53,431)	(38,264)	(376,512)	(574,999)
Net Assets
Beginning of period	175,632	213,896	2,267,046	2,842,045
End of Period	$122,201	$175,632	$1,890,534	$2,267,046
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

AlphaSimplex Global Alternatives Fund
Class A
1/1/24 to 12/31/24	$9.59	0.24	0.67	0.91	—	—	—	0.91	$10.50	9.49%	$11,774	1.49%	1.76%	2.37%	512%
1/1/23 to 12/31/23	9.77	0.27	0.07	0.34	(0.52)	—	(0.52)	(0.18)	9.59	3.46	12,622	1.49	1.67	2.73	335
1/1/22 to 12/31/22	10.78	— (6)	(0.08)	(0.08)	(0.93)	—	(0.93)	(1.01)	9.77	(0.80) (7)	13,627	1.49 (8)	1.63	—	124
1/1/21 to 12/31/21	10.67	(0.10)	0.21	0.11	—	—	—	0.11	10.78	1.03 (7)	16,882	1.51 (8)(9)(10)	1.62 (9)(10)	(0.91)	115
1/1/20 to 12/31/20	11.18	(0.03)	(0.24)	(0.27)	(0.24)	—	(0.24)	(0.51)	10.67	(2.38) (7)	15,584	1.52 (8)(11)	1.58	(0.33)	232 (12)
Class C
1/1/24 to 12/31/24	$8.89	0.15	0.62	0.77	—	—	—	0.77	$9.66	8.66%	$1,270	2.24%	2.55%	1.63%	512%
1/1/23 to 12/31/23	9.04	0.19	0.05	0.24	(0.39)	—	(0.39)	(0.15)	8.89	2.64	1,600	2.24	2.43	2.02	335
1/1/22 to 12/31/22	10.06	(0.07)	(0.09)	(0.16)	(0.86)	—	(0.86)	(1.02)	9.04	(1.51) (7)	2,869	2.24 (8)	2.38	(0.72)	124
1/1/21 to 12/31/21	10.02	(0.16)	0.20	0.04	—	—	—	0.04	10.06	0.30 (7)	3,109	2.26 (8)(9)(10)	2.37 (9)(10)	(1.61)	115
1/1/20 to 12/31/20	10.48	(0.11)	(0.22)	(0.33)	(0.13)	—	(0.13)	(0.46)	10.02	(3.17) (7)	5,059	2.27 (8)(11)	2.33	(1.08)	232 (12)
Class I*
1/1/24 to 12/31/24	$9.82	0.28	0.67	0.95	—	—	—	0.95	$10.77	9.67%	$93,204	1.24%	1.53%	2.66%	512%
1/1/23 to 12/31/23	9.97	0.30	0.07	0.37	(0.52)	—	(0.52)	(0.15)	9.82	3.69	145,224	1.24	1.41	2.97	335
1/1/22 to 12/31/22	10.98	0.01	(0.07)	(0.06)	(0.95)	—	(0.95)	(1.01)	9.97	(0.53) (7)	166,448	1.24 (8)	1.38	0.12	124
1/1/21 to 12/31/21	10.84	(0.07)	0.21	0.14	—	—	—	0.14	10.98	1.29 (7)	322,349	1.26 (8)(9)(10)	1.37 (9)(10)	(0.60)	115
1/1/20 to 12/31/20	11.36	(0.01)	(0.23)	(0.24)	(0.28)	—	(0.28)	(0.52)	10.84	(2.12) (7)	502,517	1.27 (8)(11)	1.33	(0.11)	232 (12)
Class R6**
1/1/24 to 12/31/24	$9.82	0.28	0.68	0.96	—	—	—	0.96	$10.78	9.78%	$15,953	1.19%	1.44%	2.65%	512%
1/1/23 to 12/31/23	9.96	0.31	0.06	0.37	(0.51)	—	(0.51)	(0.14)	9.82	3.69	16,186	1.19	1.33	3.06	335
1/1/22 to 12/31/22	10.97	0.09	(0.14)	(0.05)	(0.96)	—	(0.96)	(1.01)	9.96	(0.56) (7)	30,952	1.19 (8)	1.31	0.86	124
1/1/21 to 12/31/21	10.82	(0.08)	0.23	0.15	—	—	—	0.15	10.97	1.39 (7)	142	1.21 (8)(9)(10)	1.98 (9)(10)	(0.70)	115
1/1/20 to 12/31/20	11.35	— (6)	(0.24)	(0.24)	(0.29)	—	(0.29)	(0.53)	10.82	(2.06) (7)	131	1.22 (8)(11)	1.68	0.02	232 (12)

AlphaSimplex Managed Futures Strategy Fund
Class A
1/1/24 to 12/31/24	$9.03	0.31	(0.62)	(0.31)	(0.11)	—	(0.11)	(0.42)	$8.61	(3.44) %	$57,452	1.70%	1.82%	3.32%	— % (13)
1/1/23 to 12/31/23	10.13	0.29	(1.36)	(1.07)	(0.03)	—	(0.03)	(1.10)	9.03	(10.59)	71,167	1.70	1.77	3.06	— (13)
1/1/22 to 12/31/22	9.94	0.05	3.45	3.50	(1.01)	(2.30)	(3.31)	0.19	10.13	35.37	142,236	1.70 (14)	1.70 (14)	0.37	— (13)
1/1/21 to 12/31/21	10.17	(0.18)	0.52	0.34	(0.57)	—	(0.57)	(0.23)	9.94	3.30 (7)	51,356	1.72 (8)(15)	1.76 (15)	(1.63)	— (13)
1/1/20 to 12/31/20	9.26	(0.10)	1.33	1.23	(0.32)	—	(0.32)	0.91	10.17	13.27 (7)	170,442	1.70 (8)	1.80	0.99	— (13)
Class C
1/1/24 to 12/31/24	$8.29	0.22	(0.56)	(0.34)	(0.03)	—	(0.03)	(0.37)	$7.92	(4.13) %	$15,007	2.45%	2.54%	2.57%	— % (13)
1/1/23 to 12/31/23	9.34	0.21	(1.26)	(1.05)	—	—	—	(1.05)	8.29	(11.24)	21,890	2.45	2.49	2.35	— (13)
1/1/22 to 12/31/22	9.38	(0.07)	3.27	3.20	(0.94)	(2.30)	(3.24)	(0.04)	9.34	34.27	32,718	2.45 (14)	2.45 (14)	(0.56)	— (13)
1/1/21 to 12/31/21	9.63	(0.24)	0.49	0.25	(0.50)	—	(0.50)	(0.25)	9.38	2.54 (7)	17,400	2.47 (8)(15)	2.51 (15)	(2.38)	— (13)
1/1/20 to 12/31/20	8.78	(0.16)	1.26	1.10	(0.25)	—	(0.25)	0.85	9.63	12.48 (7)	19,793	2.45 (8)	2.54	(1.78)	— (13)
The footnote legend is at the end of the financial highlights.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate
AlphaSimplex Managed Futures Strategy Fund (Continued)
Class I*
1/1/24 to 12/31/24	$9.12	0.33	(0.61)	(0.28)	(0.13)	—	(0.13)	(0.41)	$8.71	(3.11) %	$1,650,684	1.45%	1.57%	3.56%	— % (13)
1/1/23 to 12/31/23	10.28	0.33	(1.40)	(1.07)	(0.09)	—	(0.09)	(1.16)	9.12	(10.41)	1,972,611	1.45	1.51	3.37	— (13)
1/1/22 to 12/31/22	10.04	0.06	3.52	3.58	(1.04)	(2.30)	(3.34)	0.24	10.28	35.65	2,338,673	1.45 (14)	1.45 (14)	0.44	— (13)
1/1/21 to 12/31/21	10.28	(0.15)	0.52	0.37	(0.61)	—	(0.61)	(0.24)	10.04	3.53 (7)	1,245,471	1.47 (8)(15)	1.51 (15)	(1.38)	— (13)
1/1/20 to 12/31/20	9.36	(0.08)	1.35	1.27	(0.35)	—	(0.35)	0.92	10.28	13.56 (7)	1,162,122	1.45 (8)	1.54	(0.80)	— (13)
Class R6**
1/1/24 to 12/31/24	$9.16	0.35	(0.62)	(0.27)	(0.14)	—	(0.14)	(0.41)	$8.75	(3.00) %	$167,391	1.33%	1.44%	3.68%	— % (13)
1/1/23 to 12/31/23	10.31	0.34	(1.41)	(1.07)	(0.08)	—	(0.08)	(1.15)	9.16	(10.33)	201,378	1.34 (16)	1.39	3.46	— (13)
1/1/22 to 12/31/22	10.06	0.07	3.53	3.60	(1.05)	(2.30)	(3.35)	0.25	10.31	35.93	328,418	1.33	1.33	0.53	— (13)
1/1/21 to 12/31/21	10.30	(0.14)	0.52	0.38	(0.62)	—	(0.62)	(0.24)	10.06	3.63	188,562	1.38 (15)	1.38 (15)	(1.29)	— (13)
1/1/20 to 12/31/20	9.38	(0.07)	1.35	1.28	(0.36)	—	(0.36)	0.92	10.30	13.77	133,731	1.35	1.35	(0.73)	— (13)

Footnote Legend:
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.
(1)	Calculated using average shares outstanding.
(2)	Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Amount is less than $0.005 per share.
(7)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(8)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(9)	Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets were 1.52% and 1.63% (Class A), 2.27% and 2.38% (Class C), 1.27% and 1.38% (Class I), and 1.22% and 1.99% (Class R6), respectively.
(10)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.49% and 1.60% (Class A), 2.24% and 2.35% (Class C), 1.24% and 1.35% (Class I), and 1.19% and 1.96% (Class R6), respectively.
(11)	Effective July 1, 2020, the expense limits were decreased from 1.54% to 1.49% for Class A, 2.29% to 2.24% for Class C, 1.29% to 1.24% for Class I, and 1.24% to 1.19% for Class R6, respectively.
(12)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to an increase in shareholder activity and reallocations in investment models resulting in increased equity security transactions.
(13)	Due to the short-term nature of the portfolio of investments there is no portfolio turnover calculation.
(14)	Includes fee/expense recovery of 0.01%.
(15)	Includes interest expense. Without this expense, the ratio of net expenses and the ratio of gross expenses would have been 1.70% and 1.74% (Class A), 2.45% and 2.48% (Class C), 1.45% and 1.48% (Class I) and 1.36% (Class R6), respectively.
(16)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
See Consolidated Notes to Financial Statements

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
December 31, 2024
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, four funds of the Trust are offered for sale, of which two (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
Before each Fund identified below commenced operations, on May 19, 2023, all of the property, assets and liabilities of the corresponding fund identified as its respective predecessor fund, each of which was formerly a series of Natixis Funds Trust II, a Massachusetts business trust (each, a “Predecessor Fund”), were transferred to each respective Fund shown below in a tax-free reorganization as set forth in an agreement and plan of reorganization (each an “AlphaSimplex Reorganization”) among the Trust, on behalf of the Funds, Natixis Funds Trust II, on behalf of the Predecessor Funds, AlphaSimplex Group, LLC (“AlphaSimplex”) and Virtus Alternative Investment Advisers, Inc. (“VAIA” or the “Adviser”). As a result of each AlphaSimplex Reorganization, each Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Prior to the AlphaSimplex Reorganizations, the Funds did not have any assets or liabilities. Financial information for each Fund included for the dates prior to the AlphaSimplex Reorganizations is that of such Fund’s Predecessor Fund.
Predecessor Fund	Fund
AlphaSimplex Global Alternatives Fund	Virtus AlphaSimplex Global Alternatives Fund
AlphaSimplex Managed Futures Strategy Fund	Virtus AlphaSimplex Managed Futures Strategy Fund
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. No front-end sales load is applied to purchases of $1,000,000 or more. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1.00% CDSC, applicable if redeemed within one year of purchase. With certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund after eight years. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the Funds’ distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Consolidated Statements of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.

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Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Basis of Consolidation
The Funds invest in commodity-related instruments through AlphaSimplex Global Alternatives Cayman Fund Ltd. and AlphaSimplex Managed Futures Strategy Cayman Fund Ltd., wholly-owned subsidiaries (individually, a “Subsidiary” and collectively, the “Subsidiaries”) of Global Alternatives Fund and Managed Futures Strategy Fund, respectively, organized under the laws of the Cayman Islands. Subscription agreements were entered into between the Funds and their respective Subsidiaries with the intent that each Fund will remain the sole shareholder and primary beneficiary of its respective Subsidiary. Each Fund may invest up to 25% of its total assets in its respective Subsidiary. The Subsidiaries are governed by a separate Board of Directors that is independent of the Funds’ Board.
As of December 31, 2024, the value of each Fund’s investment in its respective Subsidiary was as follows:

	Investment in Subsidiary	Percentage of Net Assets
AlphaSimplex Global Alternatives Fund	$1,658	1.36%
AlphaSimplex Managed Futures Strategy Fund	149,150	7.89%
B.	Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •     Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency

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contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Consolidated Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund may invest in MLPs that make distributions that are primarily attributable to return of capital. The Funds may invest in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
D.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its investors. Therefore, no provision for federal income taxes or excise taxes has been made. Each Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, each Fund is required to increase its taxable income by its share of the respectively Subsidiary’s income. Net investment losses of each Subsidiary cannot be deducted by its respectively Fund in the current period nor carried forward to offset taxable income in future periods.
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
E.	Distributions to Investors
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
F.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the investors of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
G.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates

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on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
H.	MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
I.	Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.
J.	U.S. Government Agencies or Government-Sponsored Enterprises
Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S.
Government. FHLMC issues Participation Certificates (“PCs”), which are pass through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
K.	Repurchase Agreements
Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of December 31, 2024, the Funds did not have investments in repurchase agreements.
L.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates

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charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of December 31, 2024, none of the Funds were lending under the agreement with BNY.
M.	Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of Funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds’ financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Futures Contracts
A futures contract is an agreement between two parties to purchase (long) or sell (short) a security at a set price for delivery on a future date. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the “initial margin” requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund for financial statement purposes on a daily basis as unrealized appreciation or depreciation. When the contract expires or is closed, gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed is realized. This is presented in the Consolidated Statements of Operations as “Net realized gain (loss) from futures.”
During the year ended December 31, 2024, each Fund utilized futures to optimize performance by gaining exposure to broad markets or to hedge the risk of securities within the portfolios. The potential risks of doing so are that 1) the use of futures may result in larger losses or smaller gains than the use of more traditional investments, 2) the prices of futures and the price movements of the securities that the future is intended to simulate may not correlate well, 3) the Fund’s success in using futures will be dependent upon the subadviser’s ability to correctly predict such price movements, 4) liquidity of futures can be adversely affected by market factors, and the prices of such securities may move in unexpected ways, and 5) if the Fund cannot close out a futures position, it may be compelled to continue to make daily cash payments to the broker to meet margin requirements, thus increasing transaction costs. Futures contracts outstanding at period end are listed after each Fund’s Consolidated Schedule of Investments. Cash deposited as margin is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for futures contracts.”
B.	Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
During the year ended December 31, 2024, each Fund entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk).
Forward foreign currency contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.

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C.	Swaps
Each Fund may enter into swap agreements, in which the Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). If held, the value of the swap is reflected on the Consolidated Statements of Assets and Liabilities as “Over-the-counter swaps at value” for OTC swaps and as “variation margin receivable/payable on cleared swaps” for centrally cleared swaps. Swaps are marked-to-market daily and changes in value are recorded as “Net change in unrealized appreciation (depreciation) on swaps” in the Consolidated Statements of Operations.
Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown under “Over-the-counter swaps at value” in the Consolidated Statements of Assets and Liabilities and are amortized over the term of the swap for OTC swaps. When a swap is terminated, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the unamortized premium received or paid. Cash settlements between the Fund and the counterparty are recognized as “Net realized gain (loss) on swaps” in the Consolidated Statements of Operations. Swap contracts outstanding at period end, if any, are listed after each Fund’s Consolidated Schedule of Investments.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is submitted to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Each Fund is required to interface with the CCP through a clearing broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the clearing broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap.
Securities deposited as margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statements of Assets and Liabilities as “Cash pledged as collateral for derivatives.”
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Total return swaps – Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. These interest payments are based on a specified benchmark rate, such as the U.S. effective federal funds rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Each Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk).
Each Fund may enter into equity basket swaps to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. This means that the Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap and the financing costs are reset quarterly.
During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the ISDA Master Agreement (defined below in “Derivative Risks”) between the Fund and the counterparty.
The value of the swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. The swap involves additional risks than if the Fund has invested in the underlying positions directly, including: the risk that changes in the swap may not correlate perfectly with the underlying long and short securities; credit risk related to the counterparty’s failure to perform under contract terms; and liquidity risk related to the lack of a liquid market for the swap contract, which may limit the ability of the Fund to close out its position(s).
During the year ended December 31, 2024, AlphaSimplex Global Alternatives Fund utilized an equity basket total return swap to gain exposure to broad markets or to hedge the risk of individual securities within the portfolios and to obtain long or short exposure to the underlying reference instrument.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Assets and Liabilities at December 31, 2024:

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Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Asset Derivatives
Unrealized appreciation on forward foreign currency exchange contracts	Foreign currency contracts	$392	$27,599
Unrealized appreciation on futures contracts (LME)	Commodity contracts	32	1,476
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	399	16,388
Variation margin payable/receivable on futures contracts(1)	Equity contracts	109	1,615
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	347	26,687
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	285	18,736
Total Assets		$1,564	$92,501
Liability Derivatives
Unrealized depreciation on forward foreign currency exchange contracts	Foreign currency contracts	$(136)	$(3,593)
Unrealized depreciation on futures contracts (LME)	Commodity contracts	(15)	(444)
Variation margin payable/receivable on futures contracts(1)	Commodity contracts	(218)	(11,476)
Variation margin payable/receivable on futures contracts(1)	Equity contracts	(1,349)	(34,254)
Variation margin payable/receivable on futures contracts(1)	Foreign currency contracts	(89)	—
Variation margin payable/receivable on futures contracts(1)	Interest rate contracts	(207)	(4,699)
Swaps at value(2)	Equity contracts	(17,535)	—
Total Liabilities		$(19,549)	$(54,466)

(1)	Represents cumulative appreciation (depreciation) on swap contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is shown in the Consolidated Statements of Assets and Liabilities for exchange-trades futures contracts excluding LME contracts. For OTC swap contracts, the value (including premiums) at December 31, 2024 is shown in the Consolidated Statements of Assets and Liabilities.
(2)	Represents swaps, at value. Value of swaps are reported in the Consolidated Schedule of Investments.
The following is a summary of derivative instruments categorized by primary risk exposure, and location as presented in the Consolidated Statements of Operations for the fiscal year ended December 31, 2024:
Statement Line Description	Primary Risk	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Net Realized Gain (Loss) from
Futures	Commodity contracts	$(341)	$(24,511)
Futures	Equity contracts	7,326	111,119
Futures	Foreign currency contracts	(32)	(26,897)
Futures	Interest rate contracts	(1,226)	(126,749)
Forward foreign currency exchange contracts	Foreign currency contracts	(30)	(78,720)
Swaps	Equity contracts	(233)	—
Total		$5,464	$(145,758)
Net Change in Unrealized Appreciation (Depreciation) on
Futures	Commodity contracts	$655	$9,989
Futures	Equity contracts	(3,022)	(62,263)
Futures	Foreign currency contracts	138	28,203
Futures	Interest rate contracts	197	1,485
Forward foreign currency exchange contracts	Foreign currency contracts	882	16,983
Total		$(1,150)	$(5,603)
The table below shows the quarterly average volume (unless otherwise specified) of the derivatives held by each Fund for the year ended December 31, 2024.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
	AlphaSimplex Global Alternatives Fund	AlphaSimplex Managed Futures Strategy Fund
Futures Contracts - Long Positions(1)	$1,103	$24,860
Futures Contracts - Short Positions(1)	(56)	6,328
Forward Foreign Currency Exchange Purchase Contracts(2)	18,296	711,228
Forward Foreign Currency Exchange Sale Contracts(2)	13,013	589,648
Short Total Return Swap Contracts(2)	24,674	—
(1) Average unrealized for the period.
(2) Average notional amount.
D.	Derivative Risks
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
A Fund’s risk of loss from counterparty credit risk on derivatives bought or sold OTC, rather than traded on a securities exchange, is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. For OTC purchased options, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by a Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.
With exchange traded purchased options and futures and centrally cleared swaps generally speaking, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, each Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
E.	Collateral Requirements and Master Netting Agreements (“MNA”)
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by a Fund, if any, is noted in the Consolidated Schedules of Investments. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statements of Assets and Liabilities.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2024:

At December 31, 2024, the Funds’ derivative assets and liabilities (by type) are as follows:
	AlphaSimplex Global Alternatives Fund		AlphaSimplex Managed Futures Strategy Fund
	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$4	$431	$—
Forward foreign currency exchange contracts	392	136	27,599	3,593
Total derivative assets and liabilities in the Consolidated Statements of Assets and Liabilities	$392	$140	$28,030	$3,593
Derivatives not subject to a MNA or similar agreement	—	(4)	(431)	—
Total assets and liabilities subject to a MNA	$392	$136	$27,599	$3,593
The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Funds as of December 31, 2024:
AlphaSimplex Global Alternatives Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$392	$(136)	$—	$—	$256
Total	$392	$(136)	$—	$—	$256
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$136	$(136)	$—	$—	$—
Total	$136	$(136)	$—	$—	$—

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
AlphaSimplex Managed Futures Strategy Fund
Counterparty	Gross Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
UBS AG	$27,599	$(3,593)	$—	$—	$24,006
Total	$27,599	$(3,593)	$—	$—	$24,006
Counterparty	Gross Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
UBS AG	$3,593	$(3,593)	$—	$—	$—
Total	$3,593	$(3,593)	$—	$—	$—
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Alternative Investment Advisers, LLC (the “Adviser”), (known during the reporting period as Virtus Alternative Investment Advisers, Inc.) an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

	First $2 Billion	$2+ Billion
AlphaSimplex Global Alternatives Fund	1.10%	1.05%

	First $2.5 Billion	$2.5+ Billion
AlphaSimplex Managed Futures Strategy Fund	1.25%	1.20%
The assets of each Fund’s Subsidiary, each organized as a company under the laws of the Cayman Islands, are excluded from the assets on which the above-described management fee is calculated. However, under the terms of separate investment advisory agreements, each Subsidiary pays the Adviser an investment management fee calculated on the value of the Subsidiary’s average daily net assets at the same rates.
B.	Subadvisers
AlphaSimplex Group, LLC (the “Subadviser”), an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of the Funds, for which it is paid a fee by the Adviser.
C.	Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through May 19, 2025. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
AlphaSimplex Global Alternatives Fund	1.49%	2.24%	1.24%	1.19%
AlphaSimplex Managed Futures Strategy Fund	1.70	2.45	1.45	1.33
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending December 31:

	Expiration
Fund	2025	2026	2027	Total
AlphaSimplex Global Alternatives Fund
Class A	$ 20	$ 25	$ 34	$ 79
Class C	4	4	4	12
Class I	298	325	290	913
Class R6	26	37	53	116
AlphaSimplex Managed Futures Strategy Fund
Class A	—	69	77	146
Class C	—	12	17	29
Class I	—	1,375	2,381	3,756
Class R6	—	141	220	361
During the year ended December 31, 2024, the Adviser did not recapture any expenses previously waived.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended December 31, 2024, it retained net commissions of $8 for Class A shares and CDSC of $7 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended December 31, 2024, the Funds incurred administration fees totaling $2,226 which are included in the Consolidated Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended December 31, 2024, the Funds incurred transfer agent fees totaling $996 which are included in the Consolidated Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price.
During the year ended December 31, 2024, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
H.	Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Consolidated Statements of Assets and Liabilities at December 31, 2024.
I.	Trustee Fee
For the year ended December 31, 2024, the Funds incurred independent Trustee’s fees totaling $214 which are included in the Consolidated Statements of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended December 31, 2024, were as follows:
	Purchases	Sales
AlphaSimplex Global Alternatives Fund	$211,106	$229,500
There were no purchases or sales of long-term U.S. government and agency securities during the year ended December 31, 2024.
Note 6. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	AlphaSimplex Global Alternatives Fund				AlphaSimplex Managed Futures Strategy Fund
	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2024		Year Ended December 31, 2023
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	124	$1,272	283	$2,837	2,356	$21,464	4,276	$41,724
Reinvestment of distributions and cross class conversions	—	—	46	442	80	694	22	203
Shares repurchased and cross class conversions	(319)	(3,262)	(407)	(4,057)	(3,649)	(33,225)	(10,455)	(100,221)
Net Increase / (Decrease)	(195)	$(1,990)	(78)	$(778)	(1,213)	$(11,067)	(6,157)	$(58,294)
Class C
Shares sold and cross class conversions	26	$253	33	$298	252	$2,128	689	$6,171
Reinvestment of distributions and cross class conversions	—	—	8	71	7	52	—	—
Shares repurchased and cross class conversions	(75)	(706)	(178)	(1,640)	(1,005)	(8,451)	(1,550)	(13,546)
Net Increase / (Decrease)	(49)	$(453)	(137)	$(1,271)	(746)	$(6,271)	(861)	$(7,375)
Class I*
Shares sold and cross class conversions	3,380	$35,427	11,612	$117,829	91,462	$846,105	148,923	$1,468,207
Reinvestment of distributions and cross class conversions	—	—	529	5,183	2,441	21,406	1,908	17,370
Shares repurchased and cross class conversions	(9,519)	(98,620)	(14,043)	(143,058)	(120,605)	(1,105,755)	(162,074)	(1,561,878)
Net Increase / (Decrease)	(6,139)	$(63,193)	(1,902)	$(20,046)	(26,702)	$(238,244)	(11,243)	$(76,301)
Class R6**
Shares sold and cross class conversions	4,155	$43,165	16	$164	9,222	$86,163	10,888	$105,948
Reinvestment of distributions and cross class conversions	—	—	2	18	152	1,339	85	776
Shares repurchased and cross class conversions	(4,324)	(45,278)	(1,478)	(15,048)	(12,222)	(111,900)	(20,856)	(200,798)
Net Increase / (Decrease)	(169)	$(2,113)	(1,460)	$(14,866)	(2,848)	$(24,398)	(9,883)	$(94,074)
*	On May 19, 2023, Class Y shares were renamed Class I shares.
**	On May 19, 2023, Class N shares were renamed Class R6 shares.

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Note 7. 10% Shareholders
As of December 31, 2024, the Funds had individual investor account(s) and/or omnibus investor account(s) (comprised of a group of individual investors), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
AlphaSimplex Global Alternatives Fund	41%	2
AlphaSimplex Managed Futures Strategy Fund	48	3
*	None of the accounts are affiliated.
Note 8. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
The Funds’ investment in commodity-related instruments may subject the Funds to greater volatility than investments in other securities. The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At December 31, 2024, the Funds did not hold any securities that were restricted.
Note 11. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended (“Credit Agreement”) with a commercial bank. The Credit Agreement allows the funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable of each Fund’s total net assets in accordance with the terms of the agreement. Each fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a Secured Overnight Funding Rate (‘‘SOFR”) or the Fed Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended December 31, 2024, are included in the “Interest expense and/or commitment fees” line on the Statements of Operations.
During the reporting period, the Credit Agreement was renewed through July 3, 2025, with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds.
The Funds had no borrowings at any time during the year ended December 31, 2024.
Note 12. Federal Income Tax Information
($ reported in thousands)
At December 31, 2024, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:

VIRTUS ALTERNATIVE SOLUTIONS TRUST
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AlphaSimplex Global Alternatives Fund	$ 99,929	$ 3,124	$ (2,234)	$ 890
AlphaSimplex Managed Futures Strategy Fund	1,551,370	42,012	(57,843)	(15,831)
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended December 31, 2024, the Fund’s capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
AlphaSimplex Global Alternatives Fund	$21,073	$—
AlphaSimplex Managed Futures Strategy Fund	203,991	311,314
The components of distributable earnings on a tax basis and certain tax attributes for the Fund consist of the following:
Fund	Late Year Ordinary Losses Deferred	Capital Loss Deferred
AlphaSimplex Global Alternatives Fund	$ 849	$ 21,073
AlphaSimplex Managed Futures Strategy Fund	14,235	515,305
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal years ended December 31, 2024 and 2023 were as follows:
	Ordinary Income	Total
AlphaSimplex Global Alternatives Fund
12/31/23	$ 9,801	$9,801
AlphaSimplex Managed Futures Strategy Fund
12/31/24	28,000	28,000
12/31/23	22,000	22,000
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Alternative Solutions Trust and Shareholders of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund
Opinions on the Consolidated Financial Statements
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Virtus AlphaSimplex Global Alternatives Fund and Virtus AlphaSimplex Managed Futures Strategy Fund (two of the funds constituting Virtus Alternative Solutions Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related consolidated statements of operations for the year ended December 31, 2024, the consolidated statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These consolidated financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, and broker; when a reply was not received from a broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 26, 2025
We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Virtus Alternative Solutions Trust
OTHER INFORMATION December 31, 2024
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
The aggregate remuneration paid to Trustees is disclosed within the Notes to the Financial Statements (Note 4.I.)
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS
FOR VIRTUS ALPHASIMPLEX GLOBAL ALTERNATIVES FUND AND VIRTUS
ALPHASIMPLEX MANAGED FUTURES STRATEGY FUND
(each a “FUND” and collectively, the “FUNDS”)
BY THE BOARD OF TRUSTEES
The Board of Trustees (the “Board”) of Virtus Alternative Solutions Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Alternative Investment Advisers, LLC (formerly, Virtus Alternative Investment Advisers, Inc.) (“VAIA”) and the continuation of the subadvisory agreement (the “Subadvisory Agreement”)(together with the Advisory Agreement, the “Agreements”) among the Trust, VAIA and AlphaSimplex Group, LLC (“AlphaSimplex”), with respect to each of the Funds. At meetings held on October 29, 2024, and November 18-20, 2024 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VAIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Fund and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VAIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results, compliance reports, and periodic presentations from the Subadviser with respect to the Funds. The Board noted the affiliation of the Subadviser with VAIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered each of the relevant factors with respect to the applicable Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the renewal of the Agreements with respect to each Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (a) the nature, extent and quality of the services provided to the Fund by VAIA and the Subadviser; (b) the performance of the Fund as compared to an appropriate peer group and an appropriate index and comparable accounts; (c) the level and method of computing each Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rate and total expenses with those of a group of funds with similar investment strategies; (d) the profitability of VAIA under the Advisory Agreement; (e) any “fall-out” benefits to VAIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VAIA, the Subadviser or their affiliates from VAIA’s or the Subadviser’s relationship with the Trust); (f) the anticipated effect of growth in size on each Fund’s performance and expenses; (g) fees paid to VAIA and the Subadviser by comparable accounts, as applicable; (h) possible conflicts of interest; and (i) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the Meetings information provided by VAIA and the Subadviser, including completed questionnaires concerning a number of topics, including, among other items, such company’s investment philosophy, investment process and strategies, resources and personnel, operations, compliance structure and procedures, and overall performance. The Trustees noted that the Funds are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Fund’s portfolio. Under this structure, VAIA is responsible for the management of the Funds’ investment programs and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VAIA, the Board considered VAIA’s process for supervising and managing the Funds’ subadvisers, including (a) VAIA’s ability to select and monitor the subadviser(s); (b) VAIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Funds’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VAIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VAIA’s management and other personnel; (b) the financial condition of VAIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Funds; (c) the quality of VAIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative,

Virtus Alternative Solutions Trust
OTHER INFORMATION (Continued)
December 31, 2024
transfer agency and other services provided by VAIA and its affiliates to the Funds; (e) VAIA’s supervision of the Funds’ other service providers; and (f) VAIA’s risk management processes. It was noted that affiliates of VAIA serve as administrator, transfer agent and distributor of the Funds. The Board also took into account its knowledge of VAIA’s management and the quality of the performance of VAIA’s duties to the Funds and other funds managed through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the respective Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Funds is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Funds’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Funds; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VAIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Funds.
Investment Performance
The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report for the Funds prepared by Broadridge (the “Broadridge Report”), an independent third-party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented each Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Funds’ performance results and portfolio compositions, as well as the Subadviser’s investment strategy(ies). The Board noted VAIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser’s performance record with respect to each applicable Fund. The Board was mindful of VAIA’s focus on the Subadviser’s performance and noted VAIA’s performance in monitoring and responding to any performance issues with respect to the Funds. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Fund.
The Board considered, among other performance data, the information set forth below with respect to the performance of each Fund for the period ended March 31, 2024. The Board also reviewed comparisons of each Fund’s contractual and net management fee and net total expense levels to those of its peer universe when considering Fund performance.
Virtus AlphaSimplex Global Alternatives Fund. The Board noted that the Fund outperformed the median of its Performance Universe for the 1- and 3-year periods and underperformed the median of its Performance Universe for the 5- and 10-year periods. The Board also noted that the Fund underperformed its benchmark for the 1-, 5- and 10-year periods and outperformed its benchmark for the 3-year period.
Virtus AlphaSimplex Managed Futures Strategy Fund. The Board noted that the Fund underperformed the median of its Performance Universe for the 1-year period and outperformed the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also noted that the Fund outperformed its benchmark for the 1-, 3-, 5- and 10-year periods.
After reviewing these and related factors, including factors discussed with respect to any underperformance, the Board concluded that each Fund’s overall performance was satisfactory.
Management Fees and Total Expenses
The Board considered the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of each Fund’s contractual and net management fee and net total expense level to those of its peer universe (the “Expense Universe”) and ranked according to quintile (the first quintile being lowest and, therefore, best in these expense component rankings, and fifth being highest and, therefore, worst in these expense component rankings). In comparing each Fund’s net management fee to that of comparable funds, the Board noted that in the materials presented by management such fee was comprised of advisory and administration fees. The Board also noted that both of the Funds had expense caps in place to limit the total expenses incurred by the Funds and their shareholders. The Board also noted that the subadvisory fees were paid by VAIA out of its advisory fees rather than paid separately by the Funds. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VAIA after payment of a subadvisory fee. The Board also took into account the size of each of the Funds and the impact on expenses and economies of scale. The Subadviser provided, and the Board considered, fee information of comparable accounts managed by the Subadviser, as applicable
In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Universe.

Virtus Alternative Solutions Trust
OTHER INFORMATION (Continued)
December 31, 2024
Virtus AlphaSimplex Global Alternatives Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe.
Virtus AlphaSimplex Managed Futures Strategy Fund. The Board considered that the Fund’s net management fee and net total expenses after waivers were each in the third quintile of the Expense Universe.
The Board concluded that the advisory and subadvisory fees for each Fund, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Profitability
The Board also considered certain information relating to profitability that had been provided by VAIA. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VAIA for its management of the Funds, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution, transfer agency and administrative services provided to the Funds by VAIA affiliates. In addition to the fees paid to VAIA and its affiliates, including the Subadviser, the Board considered any other benefits derived by VAIA or its affiliates from their relationships with the Funds. The Board reviewed the methodology used to allocate costs to each Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VAIA and its affiliates from each Fund was reasonable in light of the quality of the services rendered to the Funds by VAIA and its affiliates as well as other factors.
In considering the profitability to the Subadviser in connection with its relationships to the Funds, the Board noted that the fees under the Subadvisory Agreement are paid by VAIA out of the fees that VAIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VAIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VAIA, such profitability might be directly or indirectly shared by VAIA.
Economies of Scale
The Board received and discussed information concerning whether VAIA realizes economies of scale as the Funds’ assets grow. The Board noted that the management fees for the Funds included breakpoints based on assets under management, and that expense caps were also in place for all of the Funds. The Board also took into account management’s discussion of each Fund’s advisory fee and subadvisory fee structure. The Board also took into account the current sizes of the Funds. The Board also noted that VAIA had agreed to implement an extension of each Fund’s expense cap through April 30, 2026. The Board then concluded that no changes to the advisory fee structure of the Funds with respect to economies of scale were necessary at this time. The Board noted that VAIA and the Funds may realize certain economies of scale if the assets of the Funds were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Funds would have an opportunity to benefit from these economies of scale.
With respect to whether the Subadviser would realize economies of scale as the Funds’ assets grow, the Board noted that because the subadvisory fee rate paid by VAIA to the Subadviser was a percentage of the net advisory fee, both any increase in the advisory fee due to an increase in assets and any decrease in the advisory fee due to the implementation of expense caps would affect the subadvisory fees paid to the Subadviser. As a result, the Board concluded that the Subadviser would share in any economies of scale realized by VAIA.
Other Factors
The Board considered other benefits that may be realized by VAIA and the Subadviser and their affiliates from their relationships with the Funds. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VAIA and the Subadviser, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Funds to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VAIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VAIA, there are no other direct benefits to the Subadviser or VAIA in providing investment advisory services to the Funds, other than the fees to be earned under the applicable Agreements. There may be certain indirect benefits gained, including to the extent that serving the Funds could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each applicable Fund and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Fund.

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VIRTUS ALTERNATIVE SOLUTIONS TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
Connie D. McDaniel
Geraldine M. McNamara
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal
Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Alternative Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470
For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8080	02-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to the Other Information Section in Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to the Other Information Section in Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 3/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)
Date 3/5/2025
By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 3/4/2025

*	Print the name and title of each signing officer under his or her signature.